As filed with the Securities and Exchange Commission on November 30, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615
(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Shares	Value
Underlying Funds Trust - 101.1%
Hatteras Event Driven Fund a,b	8,727,738	$92,092,475
Long/Short Equity a,b	19,932,864	159,008,443
Hatteras Market Neutral Fund a,b	4,965,254	48,560,186
Relative Value Long/Short Debt a,b	7,004,883	63,650,568
Managed Futures Strategies a,bf	4,239,353	41,775,856
Total Underlying Funds Trust (Cost $340,265,789)		$405,087,528
Money Market Funds - 0.0%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.16%c	626	626
Total Money Market Funds (Cost $626)		626
Total Investments (Cost $340,266,415) - 101.1%		405,088,154
Liabilities in Excess of Other Assets - (1.1)%		(4,426,896)
TOTAL NET ASSETS - 100.0%		$400,661,258

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer. Please refer to Note 3 of the Notes to Financial Statements.
c - Variable Rate Security. Rate shown is the seven day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALTERNATIVE MULTI-MANAGER FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Shares	Value
Underlying Funds Trust - 98.1%
Hatteras Event Driven Funda,b	2,356,287	$24,862,832
Long/Short Equitya,b	3,710,895	29,602,550
Hatteras Market Neutral Funda,b	771,008	7,540,454
Relative Value - Long/Short Debta,b	684,110	6,216,238
Total Underlying Funds Trust (Cost $61,373,011)		$68,222,074
Money Market Funds - 1.0%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.16%c	707,738	707,738
Total Money Market Funds (Cost $707,738)		707,738
Total Investments (Cost $62,080,749) - 99.1%		68,929,812
Other Assets in Excess of Liabilities - 0.9%		653,960
Total Net Assets - 100.0%		$69,583,772

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer. Please refer to Note 3 of the Notes to Financial Statements.
c - Variable Rate Security. Rate shown is the seven day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Purchased Options - 103.0%

Call Options - 93.0% (a)	Contracts	Value
S&P 500 Composite Stock Price Index
Expiration October 2015, Exercise Price: $25.50	130	$2,161,058
Expiration October 2015, Exercise Price: $26.00	30	497,206
Expiration October 2015, Exercise Price: $194.50	130	26,002
Expiration October 2015, Exercise Price: $199.26	30	1,612
Expiration November 2015, Exercise Price: $26.00	30	496,205
Expiration November 2015, Exercise Price: $26.10	130	2,148,923
Expiration November 2015, Exercise Price: $199.26	30	5,606
Expiration November 2015, Exercise Price: $200.00	130	21,218
Expiration December 2015, Exercise Price: $24.06	120	2,003,265
Expiration December 2015, Exercise Price: $26.97	40	656,123
Expiration December 2015, Exercise Price: $184.50	120	137,711
Expiration December 2015, Exercise Price: $205.19	40	4,781
Expiration January 2016, Exercise Price: $26.00	40	658,984
Expiration January 2016, Exercise Price: $26.97	120	1,965,324
Expiration January 2016, Exercise Price: $199.20	40	16,325
Expiration January 2016, Exercise Price: $205.19	120	23,925
Expiration February 2016, Exercise Price: $26.11	120	1,971,607
Expiration February 2016, Exercise Price: $27.32	45	733,914
Expiration February 2016, Exercise Price: $200.20	120	54,527
Expiration February 2016, Exercise Price: $209.50	45	7,189
Expiration March 2016, Exercise Price: $27.32	165	2,683,618
Expiration March 2016, Exercise Price: $209.50	165	35,821
Expiration April 2016, Exercise Price: $27.15	165	2,682,344
Expiration April 2016, Exercise Price: $207.40	165	56,970
Expiration May 2016, Exercise Price: $27.65	20	323,563
Expiration May 2016, Exercise Price: $211.80	20	5,549
Expiration May 2016, Exercise Price: $27.45	140	2,267,733
Expiration May 2016, Exercise Price: $210.50	140	43,743
Expiration June 2016, Exercise Price: $27.15	65	1,051,760
Expiration June 2016, Exercise Price: $27.65	100	1,613,108
Expiration June 2016, Exercise Price: $208.25	65	28,493
Expiration June 2016, Exercise Price: $211.80	100	33,078
Expiration July 2016, Exercise Price: $27.15	130	2,099,880
Expiration July 2016, Exercise Price: $27.50	35	564,132
Expiration July 2016, Exercise Price: $208.25	130	64,212
Expiration July 2016, Exercise Price: $211.00	35	14,186
Expiration August 2016, Exercise Price: $27.35	182	2,930,922
Expiration August 2016, Exercise Price: $209.77	77	37,894
Expiration August 2016, Exercise Price: $211.00	105	47,505
Expiration September 2016, Exercise Price: $25.70	100	1,622,191
Expiration September 2016, Exercise Price: $197.15	100	107,034
Total Call Options		31,905,241

Put Options - 10.0% (a)
S&P 500 Composite Stock Price Index
Expiration October 2015, Exercise Price: $194.50	130	61,808
Expiration October 2015, Exercise Price: $199.26	30	24,154
Expiration November 2015, Exercise Price: $199.26	30	29,051
Expiration November 2015, Exercise Price: $200.00	130	132,431
Expiration December 2015, Exercise Price: $184.50	120	58,632
Expiration December 2015, Exercise Price: $205.19	40	61,134
Expiration January 2016, Exercise Price: $199.20	40	49,497
Expiration January 2016, Exercise Price: $205.19	120	195,256
Expiration February 2016, Exercise Price: $200.20	120	169,542
Expiration February 2016, Exercise Price: $209.50	45	92,121
Expiration March 2016, Exercise Price: $209.50	165	353,344
Expiration April 2016, Exercise Price: $207.40	165	342,626
Expiration May 2016, Exercise Price: $211.80	20	49,404
Expiration May 2016, Exercise Price: $210.50	140	332,569
Expiration June 2016, Exercise Price: $208.25	65	150,439
Expiration June 2016, Exercise Price: $211.80	100	256,085
Expiration July 2016, Exercise Price: $208.25	130	310,493
Expiration July 2016, Exercise Price: $211.00	35	90,084
Expiration August 2016, Exercise Price: $209.77	77	197,061
Expiration August 2016, Exercise Price: $211.00	105	277,417
Expiration September 2016, Exercise Price: $197.15	100	191,545
Total Put Options		3,424,693
Total Purchased Options (Cost $38,402,788)		$35,329,934

Money Market Funds - 1.1%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.16% (b)	373,560	373,560
Total Money Market Funds (Cost $373,560)		$373,560

Total Investments (Cost $38,776,348) - 104.1%		35,703,494

Liabilities in Excess of Other Assets - (4.1)%		(1,415,330)
TOTAL NET ASSETS - 100.0%		$34,288,164

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at September 30, 2015.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND
SCHEDULE OF OPTIONS WRITTEN
September 30, 2015 (Unaudited)

Options Written - 6.6%
Call Options - 1.8%	Contracts	Value
S&P 500 Composite Stock Price Index
Expiration: October 2015, Exercise Price: $203.45	260	$2,953
Expiration: October 2015, Exercise Price: $207.00	60	180
Expiration: November 2015, Exercise Price: $207.90	60	1,512
Expiration: November 2015, Exercise Price: $208.90	260	4,948
Expiration: December 2015, Exercise Price: $195.50	240	111,861
Expiration: December 2015, Exercise Price: $214.01	80	1,361
Expiration: January 2016, Exercise Price: $210.00	80	7,569
Expiration: January 2016, Exercise Price: $214.49	240	9,603
Expiration: February 2016, Exercise Price: $210.50	240	33,370
Expiration: February 2016, Exercise Price: $218.00	90	3,673
Expiration: March 2016, Exercise Price: $218.80	330	19,938
Expiration: April 2016, Exercise Price: $216.70	330	42,045
Expiration: May 2016, Exercise Price: $220.00	320	37,158
Expiration: June 2016, Exercise Price: $218.00	130	24,367
Expiration: June 2016, Exercise Price: $221.00	200	27,394
Expiration: July 2016, Exercise Price: $218.25	260	57,851
Expiration: July 2016, Exercise Price: $219.30	70	14,137
Expiration: August 2016, Exercise Price: $217.80	154	41,529
Expiration: August 2016, Exercise Price: $220.10	210	46,563
Expiration: September 2016, Exercise Price: $205.80	200	137,257
Total Call Options		625,269

Put Options - 4.8%
S&P 500 Composite Stock Price Index
Expiration: October 2015, Exercise Price: $175.05	130	3,984
Expiration: October 2015, Exercise Price: $179.33	30	1,799
Expiration: November 2015, Exercise Price: $179.33	30	6,621
Expiration: November 2015, Exercise Price: $180.00	130	30,240
Expiration: December 2015, Exercise Price: $166.05	120	19,854
Expiration: December 2015, Exercise Price: $184.67	40	19,736
Expiration: January 2016, Exercise Price: $179.28	40	19,107
Expiration: January 2016, Exercise Price: $184.67	120	74,565
Expiration: February 2016, Exercise Price: $180.18	120	72,593
Expiration: February 2016, Exercise Price: $188.55	45	39,006
Expiration: March 2016, Exercise Price: $188.55	165	162,509
Expiration: April 2016, Exercise Price: $186.66	165	167,583
Expiration: May 2016, Exercise Price: $190.62	20	25,224
Expiration: May 2016, Exercise Price: $189.45	140	169,847
Expiration: June 2016, Exercise Price: $187.43	65	80,218
Expiration: June 2016, Exercise Price: $190.62	100	136,331
Expiration: July 2016, Exercise Price: $187.43	130	170,913
Expiration: July 2016, Exercise Price: $189.90	35	49,554
Expiration: August 2016, Exercise Price: $188.79	77	111,396
Expiration: August 2016, Exercise Price: $189.90	105	156,838
Expiration: September 2016, Exercise Price: $177.44	100	111,717
Total Put Options		1,629,635

Total Options Written (Premiums received $4,553,903) - 6.6%		$2,254,904

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS DISCIPLINED OPPORTUNITY FUND

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund’s assets and liabilities as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$35,329,934	$-	$35,329,934
Money Market Funds	373,560	-	-	373,560
Total Investments	$373,560	$35,329,934	$-	$35,703,494

Options Written	$-	$2,254,904	$-	$2,254,904

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 68.0%
Aerospace & Defense - 1.4%
KLX, Inc. (a)	45,675	$1,632,424
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	73,541	628,775
Airlines - 3.6%
Delta Air Lines, Inc. (b)	85,105	3,818,662
United Continental Holdings, Inc. (a)(b)	7,406	392,888
Total Airlines		4,211,550

Automobiles - 3.0%
Fiat Chrysler Automobiles NV (a)(b)	265,062	3,501,469
Banks - 1.3%
Blue Hills Bancorp, Inc.	5,074	70,275
Citigroup, Inc. (b)	30,090	1,492,765
Total Banks		1,563,040

Beverages - 0.4%
Molson Coors Brewing Co.	5,915	491,063
Capital Markets - 0.1%
Ashford, Inc. (a)	2,837	180,008
Chemicals - 6.4%
Canexus Corp. (a)	315,177	273,964
Ferro Corp. (a)(b)	284,663	3,117,060
Innophos Holdings, Inc. (b)	29,534	1,170,728
OCI Partners LP	63,293	633,563
Olin Corp. (b)	40,112	674,283
Orion Engineered Carbons SA (b)	84,499	1,221,010
Sigma-Aldrich Corp.	2,614	363,137
Total Chemicals		7,453,745

Commercial Services & Supplies - 0.4%
Casella Waste Systems, Inc. (a)	83,622	485,008
Construction Materials - 3.6%
Cemex SAB de CV - ADR (a)	205,535	1,436,690
Eagle Materials, Inc. (b)	40,258	2,754,452
Total Construction Materials		4,191,142

Consumer Finance - 0.4%
Ally Financial, Inc. (a)	7,886	160,717
Nelnet, Inc.	9,419	325,991
Total Consumer Finance		486,708

Containers & Packaging - 5.7%
Graphic Packaging Holding Co. (b)	269,655	3,448,887
Intertape Polymer Group, Inc. (a)	296,451	3,169,993
Total Containers & Packaging		6,618,880

Diversified Consumer Services - 1.6%
Enercare, Inc. (a)(b)	173,368	1,829,166
Diversified Financial Services - 0.1%
Gain Cap Holdings, Inc.	11,878	86,472
Diversified Telecommunication Services - 2.5%
Level 3 Communications, Inc. (a)(b)	67,182	2,935,182
Electrical Equipment - 2.5%
BWX Technologies, Inc. (b)	103,206	2,720,510
SolarCity Corp. (a)	5,625	240,244
Total Electrical Equipment		2,960,754

Energy Equipment & Services - 0.5%
North American Energy Partners, Inc.	278,327	606,753
Food Products - 1.1%
Nomad Foods Ltd. (a)	81,670	1,286,302
Health Care Equipment & Supplies - 0.1%
Human Touch (Acquired 8/12/2009 through 10/1/2013, Cost $97,925) (a)(e)(f)	394	27,605
Symmetry Surgical, Inc. (a)	4,582	40,780
Total Health Care Equipment & Supplies		68,385

Hotels, Restaurants & Leisure - 8.2%
ClubCorp Holdings, Inc. (b)	151,303	3,246,963
Diamond Resorts International, Inc. (a)(b)	142,844	3,341,121
Marriott International, Inc. (b)	1	68
Panera Bread Co. (a)	10,986	2,124,802
Vail Resorts, Inc. (b)	7,984	835,765
Total Hotels, Restaurants & Leisure		9,548,719

Household Durables - 1.5%
WCI Communities, Inc. (a)	77,522	1,754,323
Independent Power and Renewable Electricity Producers - 0.4%
Mytrah Energy Ltd. (a)	436,530	416,026
Insurance - 0.2%
WMIH Corp. (a)	78,899	203,559
IT Services - 1.7%
Paypal Holdings, Inc. (a)	63,076	1,957,879
Machinery - 0.6%
Jason Industries, Inc. (a)(b)	153,333	671,598
Marine - 1.7%
Matson, Inc. (b)	51,995	2,001,288
Media - 0.7%
CBS Corp.	12,422	495,638
Sinclair Broadcast Group, Inc.	3,827	96,900
Tribune Media Co.	8,117	288,965
Total Media		881,503

Metals & Mining - 0.0%
Primero Mining Corp. (a)	15,368	35,930
Oil, Gas & Consumable Fuels - 1.3%
Penn West Petroleum Ltd. (b)	978,629	440,579
Rock Energy, Inc. (a)	872,097	875,691
World Point Terminals LP	11,365	152,291
Total Oil, Gas & Consumable Fuels		1,468,561

Paper & Forest Products - 1.2%
Norbord, Inc.	94,963	1,362,002

Pharmaceuticals - 0.8%
Taro Pharmaceutical Industries Ltd. (a)(b)	6,919	988,656
Real Estate Investment Trusts (REITs) - 1.3%
American Hotel Income Properties (a)	20,558	152,664
Dream Global Real Estate Investment Trust (a)	55,800	369,631
WPT Industrial Real Estate Investment Trust	52,601	598,073
Xenia Hotels & Resorts, Inc.	21,324	372,317
Total Real Estate Investment Trusts (REITs)		1,492,685

Road & Rail - 3.8%
AMERCO (b)	7,548	2,969,912
Hertz Global Holdings, Inc. (a)(b)	87,173	1,458,404
Total Road & Rail		4,428,316

Semiconductors & Semiconductor Equipment - 3.2%
Micron Technology, Inc. (a)(b)	95,851	1,435,848
Siltronic AG (a)	10,422	287,185
SunEdison Semiconductor Ltd. (a)	166,399	1,753,845
Tower Semiconductor Ltd. (a)	21,373	275,071
Total Semiconductors & Semiconductor Equipment		3,751,949

Software - 2.4%
Ebix, Inc.	7,359	183,681
Ubisoft Entertainment (a)	131,059	2,660,037
Total Software		2,843,718

Specialty Retail - 1.0%
Signet Jewelers Ltd.	8,256	1,123,889
Thrifts & Mortgage Finance - 0.3%
Clifton Bancorp, Inc.	5,986	83,086
Kearny Financial Corp.	14,568	167,095
Waterstone Financial, Inc.	10,777	145,274
Total Thrifts & Mortgage Finance		395,455

Transportation Infrastructure - 2.5%
Aena SA (Acquired 2/23/2015, Cost $2,294,043)(a)(d)	14,906	1,648,827
Macquarie Infrastructure Corp.	17,772	1,326,857
Total Transportation Infrastructure		2,975,684

TOTAL COMMON STOCKS (Cost $86,714,438)		$79,518,566

PREFERRED STOCKS - 0.5%
Health Care Equipment & Supplies - 0.1%
Human Touch Series B, 0.000% (Acquired 8/12/2009 through 10/1/2013, Cost $195,800) (a)(e)(f)	787	59,028
Thrifts & Mortgage Finance - 0.4%
Federal Home Loan Mortgage Corp., 8.375% (a)(c)	48,976	239,983
Federal National Mortgage Association, 8.250% (a)(c)	55,619	269,752
Total Thrifts & Mortgage Finance		509,735

TOTAL PREFERRED STOCKS (Cost $686,772)		$568,763

	Principal
	Amount
CONVERTIBLE BONDS - 0.2%
IT Services - 0.2%
ModusLink Global Solutions, Inc.
5.250%, 03/01/2019	$245,000	198,144
TOTAL CONVERTIBLE BONDS (Cost $215,289)		$198,144

CORPORATE BONDS - 3.0%
Oil, Gas & Consumable Fuels - 1.7%
Endeavour International Corp.
12.000%, 03/01/2018 (g)	609,613	67,057
Lightstream Resources Ltd.
8.625%, 02/01/2020 (Acquired 02/03/2015 through 03/12/2015, Cost $2,988,879) (b)(d)	4,307,451	990,714
W&T Offshore, Inc.
8.500%, 06/15/2019	1,500,000	667,500
WPX Energy, Inc.
8.250%, 08/01/2023	315,000	285,863
Total Oil, Gas & Consumable Fuels		2,011,134

Paper & Forest Products - 1.0%
Millar Western Forest Products Ltd.
8.500%, 04/01/2021	1,410,000	1,029,300
Verso Paper Holdings LLC/Verso Paper, Inc.
11.375%, 08/01/2016	925,000	92,500
11.750%, 01/15/2019	950,000	95,000
Total Paper & Forest Products		1,216,800

Semiconductors & Semiconductor Equipment - 0.3%
Magnachip Semiconductor Corp.
6.625%, 07/15/2021	420,000	327,600
TOTAL CORPORATE BONDS (Cost $8,074,262)		$3,555,534

ESCROW NOTES - 0.0%
Lear Corp. (a)(e)	1,000,000	100
Smurfit-Stone Container Corp. (a)(b)(e)	7,125	0
TOTAL ESCROW NOTES (Cost $0)		$100

EXCHANGE TRADED FUNDS - 1.2%	Shares
iShares U.S. Home Construction ETF	56,362	1,471,048
TOTAL EXCHANGE TRADED FUNDS (Cost $1,546,899)		$1,471,048

CLOSED-END FUNDS - 2.6%
Capital Southwest Corp. (b)	63,932	3,030,377
TOTAL CLOSED-END FUNDS (Cost $2,680,000)		$3,030,377

RIGHTS - 0.2%
Ambit Biosciences Corp. (a)(e)	1,500	900
Chelsea Therapeutics International Ltd. (a)(e)	1,000	110
Contra Teva Pharmaceuticals, Inc. (a)(e)	71,885	38,099
Durata Therapeutics, Inc. (a)(e)	10,000	1,600
Furiex Pharmaceuticals Inc. (a)	1,000	9,770
Leap Wireless International, Inc. (a)(e)	60,000	151,200
Omthera Pharmaceuticals (a)(e)	100	60
Trius Therapeutics, Inc. (a)(e)	70,000	9,100
TOTAL RIGHTS (Cost $0)		$210,839

WARRANTS - 0.0%
Alpha Bank AE
Expiration December 2017, Exercise Price: $0.45	269,581	5,723
TOTAL WARRANTS (Cost $341,323)		$5,723

PURCHASED OPTIONS - 0.8%
Call Options - 0.0%	Contracts
Fiat Chrysler Automobiles NV
Expiration March 2016, Exercise Price: $19.00	73	2,372
Expiration January 2017, Exercise Price: $20.00	211	29,540
Total Call Options		31,912
Put Options - 0.8%
iShares Russell 2000 ETF
Expiration October 2015, Exercise Price: $111.00	2,182	658,964
SPDR S&P 500 ETF Trust
Expiration October 2015, Exercise Price: $189.00	118	43,660
Expiration October 2015, Exercise Price: $190.00	118	50,150
Expiration October 2015, Exercise Price: $192.50	119	60,095
Expiration October 2015, Exercise Price: $193.00	119	66,759
Total Put Options		879,628
TOTAL PURCHASED OPTIONS (Cost $940,792)		$911,540

MONEY MARKET FUNDS - 22.6%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.16% (c)	26,398,853	26,398,853
TOTAL MONEY MARKET FUNDS (Cost $26,398,853)		$26,398,853

Total Investments (Cost $127,598,628) - 99.1%		115,869,487

Other Assets in Excess of Liabilities - 0.9%		1,074,357
TOTAL NET ASSETS - 100.0%		$116,943,844

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total value of $50,488,355.
(c)	Variable Rate Security. The rate shown represents the rate at September 30, 2015.
(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by the Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At September 30, 2015, the value of these securities total $2,639,541 which represents 2.3% of total net assets.

(e)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At September 30, 2015, the market value of these securities total $287,802 which represents less than 0.2% of total net assets.

(f)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by the Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At September 30, 2015, the value of these securities total $86,633 which represents 0.1% of total net assets.

(g)	Default or other conditions exist and security is not presently accruing income.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 14.1%
Airlines - 0.5%
United Continental Holdings, Inc.	11,210	$594,691
Automobiles - 2.3%
AutoCanada, Inc.	48,506	939,951
Bayerische Motoren Werke Aktiengesellschaft	1,185	103,383
Ford Motor Co.	60,737	824,201
Magna International, Inc.	4,446	213,452
Peugeot SA	42,655	646,337
Total Automobiles		2,727,324

Capital Markets - 0.3%
Ashmore Group PLC	101,695	379,664
Chemicals - 0.1%
A. Schulman, Inc.	4,719	153,226
Consumer Finance - 0.5%
Navient Corp.	15,626	175,636
PRA Group, Inc.	6,618	350,225
Total Consumer Finance		525,861

Diversified Telecommunication Services - 0.0%
Straight Path Communications, Inc.	378	15,275
Energy Equipment & Services - 1.0%
Aspen Aerogels, Inc.	29,894	224,205
Calfrac Well Services Ltd.	52,590	122,559
Enerplus Corp.	162,750	792,713
Hornbeck Offshore Services, Inc.	900	12,177
Mullen Group Ltd.	1,183	15,823
Total Energy Equipment & Services		1,167,477

Food & Staples Retailing - 1.5%
SUPERVALU, Inc.	54,841	393,758
Sysco Corp.	33,631	1,310,600
Total Food & Staples Retailing		1,704,358

Hotels, Restaurants & Leisure - 1.1%
Starbucks Corp.	23,601	1,341,481
Household Durables - 0.3%
Garmin Ltd.	9,017	323,530
Machinery - 0.6%
Caterpillar, Inc.	10,064	657,783
Metals & Mining - 0.1%
Primero Mining Corp.	15,368	35,930
Schnitzer Steel Industries, Inc.	8,434	114,196
Total Metals & Mining		150,126

Multiline Retail - 0.4%
J.C. Penney Co., Inc.	46,101	428,278
Oil, Gas & Consumable Fuels - 0.4%
California Resources Corp.	140,121	364,315
Lightstream Resources Ltd.	43,250	11,343
Whitecap Resources, Inc.	12,973	102,462
Total Oil, Gas & Consumable Fuels		478,120

Personal Products - 1.2%
Coty, Inc.	53,955	1,460,022
Pharmaceuticals - 1.1%
Herbalife Ltd.	5,952	324,384
Valeant Pharmaceuticals International, Inc.	5,428	968,247
Total Pharmaceuticals		1,292,631

Real Estate Investment Trusts (REITs) - 0.2%
DiamondRock Hospitality Co.	3,882	42,896
Hospitality Properties Trust	1,946	49,779
Host Hotels & Resorts, Inc.	2,358	37,280
RLJ Lodging Trust	948	23,956
Sunstone Hotel Investors, Inc.	3,213	42,508
Total Real Estate Investment Trusts (REITs)		196,419

Software - 0.6%
Mobileye NV	13,019	592,104
Rosetta Stone, Inc.	19,978	133,853
Total Software		725,957

Specialty Retail - 0.9%
Cabela's, Inc.	2,360	107,616
GameStop Corp.	7,974	328,609
Restoration Hardware Holdings, Inc.	592	55,239
Select Comfort Corp.	26,386	577,326
Total Specialty Retail		1,068,790

Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	8,029	199,521
Trading Companies & Distributors - 0.8%
Finning International	58,209	854,052
Toromont Industries Ltd.	2,960	72,020
Total Trading Companies & Distributors		926,072

TOTAL COMMON STOCKS (Proceeds $18,983,930)		$16,516,606

EXCHANGE TRADED FUNDS - 9.0%
CurrencyShares Euro Trust	4,717	516,889
Industrial Select Sector SPDR Fund	46,644	2,327,069
SPDR Barclays Capital High Yield Bond ETF	11,511	410,482
SPDR S&P 500 ETF Trust	35,454	6,794,050
SPDR S&P Bank ETF	14,570	484,307
SPDR S&P Homebuilders ETF	1,200	41,076
TOTAL EXCHANGE TRADED FUNDS (Proceeds $11,591,075)		$10,573,873

	Principal
	Amount
CORPORATE BONDS - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
WPX Energy, Inc.
6.000%, 01/15/2022	$420,000	361,200
TOTAL CORPORATE BONDS (Proceeds $400,725)		$361,200

	Principal
	Amount
FOREIGN GOVERNMENT NOTES/BONDS - 1.1%
France Government Bond OAT
3.500%, 04/25/2026	EUR 899,000	1,255,093
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Proceeds $1,283,228)		$1,255,093

Total Securities Sold Short (Proceeds $32,258,958) - 24.5%		$28,706,772

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND
SCHEDULE OF OPTIONS WRITTEN
September 30, 2015 (Unaudited)

	Contracts	Value
CALL OPTIONS
Citigroup, Inc.
Expiration: October 2015, Exercise Price: $51.00	59	$413
Expiration: October 2015, Exercise Price: $52.00	36	72
ClubCorp Holdings, Inc.
Expiration: October 2015, Exercise Price: $24.00	71	888
Delta Air Lines, Inc.
Expiration: October 2015, Exercise Price: $45.50	24	744
Expiration: October 2015, Exercise Price: $47.50	30	30
Expiration: October 2015, Exercise Price: $48.00	59	59
Expiration: October 2015, Exercise Price: $48.50	130	650
Eagle Materials, Inc.
Expiration: October 2015, Exercise Price: $82.50	27	337
Ingredion, Inc.
Expiration: October 2015, Exercise Price: $90.00	53	4,108
iShares U.S. Home Construction ETF
Expiration: October 2015, Exercise Price: $28.00	29	145
Panera Bread Co.
Expiration: October 2015, Exercise Price: $190.00	47	23,923
Expiration: October 2015, Exercise Price: $195.00	12	2,880
Expiration: October 2015, Exercise Price: $200.00	14	1,330
Signet Jewelers Ltd.
Expiration: October 2015, Exercise Price: $140.00	6	858
Expiration: October 2015, Exercise Price: $145.00	57	1,710
WestRock Co.
Expiration: October 2015, Exercise Price: $60.00	15	375
Zimmer Biomet Holdings, Inc.
Expiration: October 2015, Exercise Price: $105.00	24	312
Total Call Options		38,834

PUT OPTIONS
Activision Blizzard, Inc.
Expiration: October 2015, Exercise Price: $31.50	44	3,828
California Resources Corp.
Expiration: October 2015, Exercise Price: $2.50	83	1,660
Expiration: October 2015, Exercise Price: $3.00	36	2,160
Caterpillar, Inc.
Expiration: October 2015, Exercise Price: $63.50	71	1,775
Coty, Inc.
Expiration: October 2015, Exercise Price: $24.00	35	700
Expiration: October 2015, Exercise Price: $25.00	94	2,350
Expiration: October 2015, Exercise Price: $26.00	95	4,275
iShares Russell 2000 ETF
Expiration: October 2015, Exercise Price: $105.00	59	5,192

Expiration: October 2015, Exercise Price: $107.00	940	133,480
Expiration: October 2015, Exercise Price: $108.00	496	83,824
Expiration: October 2015, Exercise Price: $109.00	672	145,152
Magna International, Inc.
Expiration: October 2015, Exercise Price: $45.00	59	3,540
Panera Bread Co.
Expiration: October 2015, Exercise Price: $185.00	65	8,125
Restoration Hardware Holdings, Inc.
Expiration: October 2015, Exercise Price: $95.00	6	2,334
Signet Jewelers Ltd.
Expiration: October 2015, Exercise Price: $135.00	26	8,060
SPDR S&P 500 ETF Trust
Expiration: October 2015, Exercise Price: $182.00	236	46,020
Expiration: October 2015, Exercise Price: $186.00	237	66,834
Starbucks Corp.
Expiration: October 2015, Exercise Price: $53.50	118	767
Expiration: October 2015, Exercise Price: $54.00	118	1,298
Sysco Corp.
Expiration: October 2015, Exercise Price: $37.00	83	1,037
Expiration: October 2015, Exercise Price: $38.00	89	2,670
United Continental Holdings, Inc.
Expiration: October 2015, Exercise Price: $52.00	35	1,400
Expiration: October 2015, Exercise Price: $52.50	71	3,408
Valeant Pharmaceuticals International, Inc.
Expiration: October 2015, Exercise Price: $150.00	1	40
Expiration: October 2015, Exercise Price: $155.00	5	475
Expiration: October 2015, Exercise Price: $175.00	7	3,150
Expiration: October 2015, Exercise Price: $180.00	18	11,520
Expiration: October 2015, Exercise Price: $185.00	18	15,300
Expiration: October 2015, Exercise Price: $190.00	6	7,680
Total Put Options		568,054

Total Options Written (Premiums received $525,810) - 0.5%		$606,888

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND
FORWARD CONTRACTS
September 30, 2015 (Unaudited)
								Unrealized
		Currency		U.S. $ Value	Currency		U.S. $ Value	Appreciation
Settlement Date	Counterparty	to be Delivered		September 30, 2015	to be Received		September 30, 2015	(Depreciation)
10/30/2015	U.S. Bank	1,800,000	Canadian Dollars	$1,348,608	1,341,130	U.S. Dollars	$1,341,130	$(7,478)
12/31/2015	BNP Paribas S.A.	2,400,000	Canadian Dollars	1,829,575	1,962,067	U.S. Dollars	1,962,067	132,492
10/30/2015	U.S. Bank	2,600,000	Euros	2,906,571	2,929,160	U.S. Dollars	2,929,160	22,589
Total Forward Contracts - 0.0%				$8,015,010			$8,061,932	$147,603

The accompanying notes are an integral part of these financial statements.

Hatteras Alternative Mutual Funds Trust
Hatteras Event Driven Fund

Fair values of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2015 (Unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$911,540
Written Options			Written option contracts, at value	$606,888
Total Equity Contracts		$911,540		$606,888
Foreign Exchange Contracts:
Forward Contracts	Unrealized appreciation on forward contracts*	$155,081	Unrealized depreciation on forward contracts *	$7,478

The average quarterly values of purchased and written options during the period ended September 30, 2015, were as follows:

Purchased options	$591,543
Written options	$369,576

The average quarterly notional amount of futures contracts during the trailing four quarters ended September 30, 2015 were as follows:

Forward Contracts	$11,473,003

The accompanying notes are an integral part of these financial statements.

Hatteras Alternative Mutual Funds Trust
Hatteras Event Driven Fund

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2015 (Unaudited) :

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$74,894,912	$4,596,049	(1)	$27,605	(2)	$79,518,566
Preferred Stocks	509,735	-		59,028		568,763
Convertible Bonds	-	198,144		-		198,144
Corporate Bonds	-	3,555,534		-		3,555,534
Escrow Notes	-	-		100		100
Exchange Traded Funds	1,471,048	-		-		1,471,048
Closed End Funds	3,030,377	-		-		3,030,377
Rights	-	9,770		201,069		210,839
Warrants	5,723	-		-		5,723
Purchased Options	909,168	2,372		-		911,540
Money Market Funds	26,398,853	-		-		26,398,853
Total Long Investments in Securities	$107,219,816	$8,361,869		$287,802		$115,869,487

Securities Sold Short:
Common Stocks	$15,719,633	$1,129,384	(1)	$-		$16,849,017
Exchange Traded Funds	10,573,873	-		-		10,573,873
Corporate Bonds	-	361,200		-		361,200
Foreign Government Notes/Bonds	-	1,255,093		-		1,255,093
Total Securities Sold Short	$26,293,506	$2,745,677		$-		$29,039,183

Written Options	$593,001	$13,887		$-		$606,888

Other Financial Instruments(3)
Forward Contracts	147,603	-		-		147,603
Total Other Financial Instruments	$147,603	$-		$-		$147,603

Below are the transfers into or out of Levels 1 and 2 during the quarter ended September 30, 2015 :

	Long Securities	Securities Sold Short
Transfers into Level 1	$1,702,328	$-
Transfers out of Level 1	-	-
Net Transfers in and/(out) of Level 1	$1,702,328	$-

Transfers into Level 2	-	$-
Transfers out of Level 2	1,702,328	-
Net Transfers in and/(out) of Level 2	$(1,702,328)	$-

The transfers from Level 2 to Level 1 are due to the securities being priced in active markets. See Note 2 in the Notes to Financial Statements.

Transfers between levels are recognized at the end of the reporting period.

(1) The Common Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following industries:

	Long Securities	Securities Sold Short
Automobiles	$-	$749,720
Capital Markets	-	379,664
Semiconductors & Semiconductor Equipment	287,185	-
Software	2,660,037	-
Transportation Infrastructure	1,648,827	-
	$4,596,049	$1,129,384

(2) The Common Stocks Level 3 balance consists of the fair value of the associated Level 3 investments in the following industries:

Health Care Equipment & Supplies	$27,605
$27,605

(3) Includes cumulative appreciation/depreciation on Other Financial Instruments as reported in their respective Schedules.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at fair value
Balance as of December 31, 2014	$261,144
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation	26,658
Purchases	-
Sales	-
Transfer into Level 3	-
Balance as of September 30, 2015	$287,802

Change in unrealized appreciation/depreciation during the period for level 3 investments held at September 30, 2015	$49,008

Type of Security	Fair Value at September 30, 2015	Valuation Techniques	Unobservable Input	Range
Common Stocks	$27,605	Private Transaction	Inputs used by third party for offer	NA
			Discount for lack of marketability	65%

Preferred Stocks	59,028	Private Transaction	Inputs used by third party for offer	NA
			Discount for lack of marketability	65%

Escrow	100	Consensus pricing	Third party & broker quoted inputs	NA

Rights	201,069	Expected Future Cash Flows	Likelihood of future cash flow to be received	None

The significant unobservable inputs used in the fair value measurement of the Fund's escrowed securities are the likelihood that cash flows or shares will be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Fund's common stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Advisor and the Fund's third party administrator, which report to the Valuation Committee. For third-party information, the Advisor monitors and reviews the methodologies of the various pricing services employed by the Trust. The Advisor develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT DEBT FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Shares	Value
Underlying Funds Trust - 101.1%
Relative Value - Long/Short Debta,b	29,662,971	$269,535,551
Total Underlying Funds Trust (Cost $274,803,995)		$269,535,551
Money Market Funds - 0.0%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.16%c	594	594
Total Money Market Funds (Cost $594)		594
Total Investments (Cost $274,804,589) - 101.1%		269,536,145
Liabilities in Excess of Other Assets - (1.1%)		(2,992,847)
Total Net Assets - 100.0%		$266,543,298

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer. Please refer to Note 3 of the Notes to Financial Statements.
c - Variable Rate Security. Rate shown is the seven day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Shares	Value
Underlying Funds Trust - 99.9%
Long/Short Equity a,b	7,760,778	$61,909,276
Total Underlying Funds Trust (Cost $58,351,839)		$61,909,276
Money Market Funds - 0.0%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.16%c	492	492
Total Money Market Funds (Cost $492)		492
Total Investments (Cost $58,352,331) - 99.9%		61,909,768
Other Assets in Excess of Liabilities - 0.1%		79,380
TOTAL NET ASSETS - 100.0%		$61,989,148

Percentages are stated as a percent of net assets.

a - Non-income producing.
b - Affiliated issuer. Please refer to Note 3 of the Notes to Financial Statements.
c - Variable Rate Security. Rate shown is the seven day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Shares	Value
Underlying Funds Trust - 99.5%
Managed Futures Strategiesa,b	64,503	$635,632
Total Underlying Funds Trust
(Cost $641,233)		$635,632
Money Market Funds - 0.5%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.16%c	3,423	3,423
Total Money Market Funds (Cost $3,423)		3,423
Total Investments (Cost $644,656) - 100.0%		639,055
Liabilities in Excess of Other Assets - 0.0%		(424)
Total Net Assets - 100.0%		$638,631

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Affiliated issuer. Please refer to Note 3 of the Notes to Financial Statements.
c - Variable Rate Security. Rate shown is the seven day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 44.8%
Communications Equipment - 1.4%
Infinera Corp. (a)	18,900	$369,684
Ruckus Wireless, Inc. (a)	36,600	434,808
Total Communications Equipment		804,492

Electric Utilities - 4.1%
American Electric Power Co., Inc.	10,730	610,108
Exelon Corp.	10,660	316,602
Pinnacle West Capital Corp.	16,942	1,086,660
Westar Energy, Inc.	8,022	308,365
Total Electric Utilities		2,321,735

Gas Utilities - 6.8%
AGL Resources, Inc.	24,442	1,491,940
South Jersey Industries, Inc.	26,614	672,003
Southwest Gas Corp.	27,724	1,616,864
Total Gas Utilities		3,780,807

Health Care Technology - 1.9%
Vocera Communications, Inc. (a)	91,700	1,046,297
Internet Software & Services - 6.3%
Facebook, Inc. (a)	5,400	485,460
Google, Inc. - Class A (a)	1,000	638,370
HomeAway, Inc. (a)	45,100	1,196,954
LogMeIn, Inc. (a)	7,400	504,384
Pandora Media, Inc. (a)	4,700	100,298
Wix.com Ltd. (a)	35,300	614,926
Total Internet Software & Services		3,540,392

IT Services - 0.9%
InterXion Holding NV (a)	19,300	522,644
Multi-Utilities - 9.8%
Ameren Corp.	20,820	880,062
CenterPoint Energy, Inc.	17,259	311,352
CMS Energy Corp.	25,457	899,141
NiSource, Inc.	53,144	985,821
Sempra Energy	13,111	1,268,096
WEC Energy Group, Inc.	21,860	1,141,529
Total Multi-Utilities		5,486,001

Oil, Gas & Consumable Fuels - 0.4%
Columbia Pipeline Group, Inc	11,627	212,658
Real Estate Investment Trusts (REITs) - 1.1%
Equinix, Inc.	2,200	601,480

Semiconductors & Semiconductor Equipment - 5.1%
Avago Technologies Ltd.	2,400	300,024
Cypress Semiconductor Corp.	61,600	524,832
Rambus, Inc. (a)	53,800	634,840
Tessera Technologies, Inc.	43,900	1,422,799
Total Semiconductors & Semiconductor Equipment		2,882,495

Software - 6.4%
Datawatch Corp. (a)	27,900	164,052
Infoblox, Inc. (a)	53,500	854,930
Jive Software, Inc. (a)	41,500	193,805
RingCentral, Inc. (a)	46,400	842,160
Silver Spring Networks, Inc. (a)	87,200	1,123,136
Telenav, Inc. (a)	49,900	389,719
Total Software		3,567,802

Technology Hardware, Storage & Peripherals - 0.6%
QLogic Corp. (a)	33,800	346,450
TOTAL COMMON STOCKS (Cost $25,725,089)		$25,113,253

CONVERTIBLE PREFERRED STOCKS - 1.6%
Food Products - 0.3%
Tyson Foods, Inc., 4.750%	3,000	153,780
Oil, Gas & Consumable Fuels - 0.2%
Anadarko Petroleum Corp., 7.500% (a)	2,530	94,698
WPX Energy, Inc., 6.250%	1,030	37,132
Total Oil, Gas & Consumable Fuels		131,830

Pharmaceuticals - 0.6%
Allergan PLC, 5.500%	340	320,776
Real Estate Investment Trusts (REITs) - 0.5%
Crown Castle International Corp., 4.500%	3,035	309,145
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $998,188)		$915,531

	Principal
	Amount
CONVERTIBLE BONDS - 23.0%
Air Freight & Logistics - 0.7%
Echo Global Logistics, Inc.
2.500%, 05/01/2020	$185,000	165,228
UTi Worldwide, Inc.
4.500%, 03/01/2019	270,000	199,125
Total Air Freight & Logistics		364,353

Automobiles - 0.6%
Tesla Motors, Inc.
1.250%, 03/01/2021	370,000	348,262
Biotechnology - 1.6%
BioMarin Pharmaceutical, Inc.
0.750%, 10/15/2018 (d)	225,000	290,672
Clovis Oncology, Inc.
2.500%, 09/15/2021 (d)	130,000	217,019
Incyte Corp.
1.250%, 11/15/2020 (a)(d)	70,000	151,944
Isis Pharmaceuticals, Inc.
1.000%, 11/15/2021 (Acquired 07/22/2015 through 08/05/2015, Cost $233,687) (b)(d)	220,000	200,200
Orexigen Therapeutics, Inc.
2.750%, 12/01/2020	55,000	37,847
Total Biotechnology		897,682

Communications Equipment - 1.3%
CalAmp Corp.
1.625%, 05/15/2020 (Acquired 09/17/2015 through 09/30/2015, Cost $115,112) (b)	125,000	111,719
Ciena Corp.
3.750%, 10/15/2018 (Acquired 07/22/2015, Cost $358,166) (b)(d)	255,000	318,909
Palo Alto Networks, Inc.
0.000%, 07/01/2019	170,000	276,675
Total Communications Equipment		707,303

Construction & Engineering - 0.1%
Dycom Industries, Inc.
0.750%, 09/15/2021 (Acquired 09/10/2015, Cost $50,000) (b)	50,000	49,375
Consumer Finance - 0.7%
Encore Capital Group, Inc.
3.000%, 07/01/2020	115,000	114,066
PRA Group, Inc.
3.000%, 08/01/2020	275,000	287,031
Total Consumer Finance		401,097

Energy Equipment & Services - 0.4%
Hornbeck Offshore Services, Inc.
1.500%, 09/01/2019 (d)	310,000	229,981
Health Care Equipment & Supplies - 1.5%
Insulet Corp.
2.000%, 06/15/2019 (d)	290,000	267,525
NuVasive, Inc.
2.750%, 07/01/2017	305,000	384,491
Spectranetics Corp.
2.625%, 06/01/2034	225,000	169,875
Total Health Care Equipment & Supplies		821,891

Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018 (d)	175,000	186,047
Household Durables - 0.6%
Jarden Corp.
1.875%, 09/15/2018 (d)	125,000	200,313
Ryland Group, Inc.
1.625%, 05/15/2018	105,000	145,359
Total Household Durables		345,672

Internet Software & Services - 2.3%
Envestnet, Inc.
1.750%, 12/15/2019	155,000	137,659
j2 Global, Inc.
3.250%, 06/15/2029 (d)	225,000	266,906
LinkedIn Corp.
0.500%, 11/01/2019 (Acquired 07/22/2015, Cost $301,775) (b)(d)	290,000	285,469
SINA Corp.
1.000%, 12/01/2018	270,000	255,488
Twitter, Inc.
1.000%, 09/15/2021 (Acquired 07/22/2015, Cost $363,676) (b)	405,000	345,009
Total Internet Software & Services		1,290,531

IT Services - 0.4%
Cardtronics, Inc.
1.000%, 12/01/2020	240,000	222,300
Life Sciences Tools & Services - 0.3%
Illumina, Inc.
0.000%, 06/15/2019	135,000	148,078
Machinery - 0.5%
Navistar International Corp.
4.750%, 04/15/2019 (d)	360,000	250,425
Media - 0.8%
Liberty Interactive LLC
0.750%, 03/30/2043 (d)	290,000	433,550
Metals & Mining - 0.6%
RTI International Metals, Inc.
1.625%, 10/15/2019	340,000	357,425
Oil, Gas & Consumable Fuels - 1.9%
Cheniere Energy, Inc.
4.250%, 03/15/2045	250,000	156,094
Chesapeake Energy Corp.
2.500%, 05/15/2037 (a)	250,000	215,000
Cobalt International Energy, Inc.
2.625%, 12/01/2019 (d)	350,000	248,937
Scorpio Tankers, Inc.
2.375%, 07/01/2019 (Acquired 07/22/2015, Cost $292,724) (b)	255,000	253,566
Whiting Petroleum Corp.
1.250%, 04/01/2020 (Acquired 07/22/2015, Cost $196,894) (b)	215,000	175,091
Total Oil, Gas & Consumable Fuels		1,048,688

Pharmaceuticals - 1.2%
Horizon Pharma Investment Ltd.
2.500%, 03/15/2022 (Acquired 07/22/2015, Cost $360,667) (b)	245,000	237,344
Jazz Investments I Ltd.
1.875%, 08/15/2021 (d)	230,000	233,737
Medicines Co.
2.500%, 01/15/2022 (Acquired 08/17/2015 through 08/27/2015, Cost $200,038) (b)	175,000	227,719
Total Pharmaceuticals		698,800

Real Estate Investment Trusts (REITs) - 0.2%
Blackstone Mortgage Trust, Inc.
5.250%, 12/01/2018	100,000	104,812
Semiconductors & Semiconductor Equipment - 2.7%
Microchip Technology, Inc.
1.625%, 02/15/2025 (Acquired 07/22/2015, Cost $270,594) (b)(d)	290,000	277,494
Micron Technology, Inc.
3.000%, 11/15/2043 (d)	245,000	205,953
NXP Semiconductors NV
1.000%, 12/01/2019 (Acquired 07/22/2015 through 08/28/2015, Cost $312,586) (b)(d)	280,000	309,225
ON Semiconductor Corp.
1.000%, 12/01/2020 (Acquired 07/22/2015, Cost $267,150) (b)	280,000	260,575
SunEdison, Inc.
2.375%, 04/15/2022 (Acquired 07/22/2015, Cost $314,024) (b)	250,000	142,344
SunPower Corp.
0.750%, 06/01/2018	310,000	329,181
Total Semiconductors & Semiconductor Equipment		1,524,772

Software - 2.3%
EnerNOC, Inc.
2.250%, 08/15/2019	185,000	128,691
FireEye, Inc.
1.625%, 06/01/2035 (Acquired 07/22/2015, Cost $209,173) (b)	200,000	176,875
Proofpoint, Inc.
1.250%, 12/15/2018	90,000	147,094
0.750%, 06/15/2020 (Acquired 07/22/2015, Cost $159,701) (b)	145,000	151,615
PROS Holdings, Inc.
2.000%, 12/01/2019 (Acquired 07/22/2015, Cost $173,313) (b)	180,000	175,387
ServiceNow, Inc.
0.000%, 11/01/2018	145,000	163,216
Synchronoss Technologies, Inc.
0.750%, 08/15/2019	200,000	201,750
Verint Systems, Inc.
1.500%, 06/01/2021	160,000	152,500
Total Software		1,297,128

Specialty Retail - 0.6%
Restoration Hardware Holdings, Inc.
0.000%, 07/15/2020 (Acquired 07/22/2015, Cost $331,727) (b)	320,000	309,200
Technology Hardware, Storage & Peripherals - 1.0%
Electronics For Imaging, Inc.
0.750%, 09/01/2019 (d)	310,000	316,975
SanDisk Corp.
1.500%, 08/15/2017	215,000	266,869
Total Technology Hardware, Storage & Peripherals		583,844

Trading Companies & Distributors - 0.4%
Air Lease Corp.
3.875%, 12/01/2018	195,000	245,456
TOTAL CONVERTIBLE BONDS (Cost $14,101,451)		$12,866,672

PURCHASED OPTIONS - 0.0%
Call Options - 0.0%	Contracts
Air Methods Corp.
Expiration October 2015, Exercise Price: $45.00	125	625
Gigamon, Inc.
Expiration October 2015, Exercise Price: $25.00	45	562
SanDisk Corp.
Expiration October 2015, Exercise Price: $54.00	60	15,420
TiVo, Inc.
Expiration November 2015, Exercise Price: $12.00	830	5,395
Ubiquiti Networks, Inc.
Expiration October 2015, Exercise Price: $40.00	90	900
Total Call Options		22,902
TOTAL PURCHASED OPTIONS (Cost $27,627)		$22,902

MONEY MARKET FUNDS - 14.3%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.16% (c)	8,014,166	8,014,166
TOTAL MONEY MARKET FUNDS (Cost $8,014,166)		$8,014,166

Total Investments (Cost $48,866,521) - 83.7%		46,932,524

Other Assets in Excess of Liabilities - 16.3%		9,160,138
TOTAL NET ASSETS - 100.0%		$56,092,662

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by the Investment Advisor (unaudited).
Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
At September 30, 2015, the value of these securities total $4,007,116 which represents 7.1% of total net assets.

(c)	Variable Rate Security. The rate shown represents the rate at September 30, 2015.
(d)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total value of $4,367,828.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 36.4%
Aerospace & Defense - 0.2%
American Science & Engineering, Inc.	2,700	$96,012
Air Freight & Logistics - 0.2%
Echo Global Logistics, Inc.	2,545	49,882
UTi Worldwide, Inc.	10,243	47,015
Total Air Freight & Logistics		96,897

Auto Components - 1.0%
Autoliv, Inc.	900	98,109
BorgWarner, Inc.	2,500	103,975
Delphi Automotive PLC	1,300	98,852
Gentherm, Inc.	1,500	67,380
Tenneco, Inc.	2,200	98,494
Tower International, Inc.	4,200	99,792
Total Auto Components		566,602

Automobiles - 0.3%
Tesla Motors, Inc.	565	140,346
Biotechnology - 0.9%
BioMarin Pharmaceutical, Inc.	1,580	166,405
Clovis Oncology, Inc.	1,260	115,870
Incyte Corp.	1,115	123,018
Isis Pharmaceuticals, Inc.	2,040	82,457
Orexigen Therapeutics, Inc.	2,690	5,676
Total Biotechnology		493,426

Communications Equipment - 1.9%
Aerohive Networks, Inc.	9,250	55,315
CalAmp Corp.	2,585	41,593
Ciena Corp.	11,355	235,275
Mitel Networks Corp.	12,000	77,400
Motorola Solutions, Inc.	900	61,542
NetScout Systems, Inc.	2,600	91,962
Palo Alto Networks, Inc.	1,005	172,860
QUALCOMM, Inc.	800	42,984
Ubiquiti Networks, Inc.	9,000	305,010
Total Communications Equipment		1,083,941

Construction & Engineering - 0.2%
Dycom Industries, Inc.	310	22,432
Tutor Perini Corp.	7,000	115,220
Total Construction & Engineering		137,652

Consumer Finance - 0.2%
Encore Capital Group, Inc.	1,250	46,250
PRA Group, Inc.	1,770	93,668
Total Consumer Finance		139,918

Diversified Financial Services - 0.2%
On Deck Capital, Inc.	9,800	97,020
Diversified Telecommunication Services - 0.1%
8x8, Inc.	6,400	52,928
Electric Utilities - 6.4%
Duke Energy Corp.	11,495	826,950
Edison International	6,913	436,003
Eversource Energy	5,816	294,406
IDACORP, Inc.	5,165	334,227
PPL Corp.	13,817	454,441
The Southern Co.	14,357	641,758
Xcel Energy, Inc.	17,441	617,586
Total Electric Utilities		3,605,371

Electronic Equipment, Instruments & Components - 0.6%
Belden, Inc.	3,000	140,070
DTS, Inc.	1,500	40,050
InvenSense, Inc.	3,700	34,373
PC Connection, Inc.	2,400	49,752
Planar Systems, Inc.	7,600	44,080
Total Electronic Equipment, Instruments & Components		308,325

Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc.	1,455	19,686
Food Products - 0.2%
Tyson Foods, Inc.	2,700	116,370
Gas Utilities - 4.4%
Laclede Group, Inc.	12,833	699,784
ONE Gas, Inc.	15,871	719,432
Questar Corp.	14,579	282,978
UGI Corp.	21,252	739,995
Total Gas Utilities		2,442,189

Health Care Equipment & Supplies - 0.5%
Insulet Corp.	1,850	47,933
NuVasive, Inc.	4,345	209,516
Spectranetics Corp.	3,420	40,322
Total Health Care Equipment & Supplies		297,771

Health Care Providers & Services - 0.9%
Air Methods Corp.	13,000	443,170
Brookdale Senior Living, Inc.	3,580	82,197
Total Health Care Providers & Services		525,367

Health Care Technology - 0.2%
Connecture, Inc.	13,200	60,192
Medidata Solutions, Inc.	1,000	42,110
Total Health Care Technology		102,302

Household Durables - 0.9%
GoPro, Inc.	3,000	93,660
Jarden Corp.	3,145	153,728
Ryland Group, Inc.	2,015	82,272
Skullcandy, Inc.	14,400	79,632
Universal Electronics, Inc.	2,000	84,060
Total Household Durables		493,352

Insurance - 0.3%
Willis Group Holdings PLC	4,500	184,365
Internet Software & Services - 1.5%
comScore, Inc.	3,300	152,295
Envestnet, Inc.	985	29,521
Everyday Health, Inc.	7,800	71,292
GrubHub, Inc.	3,400	82,756
j2 Global, Inc.	1,485	105,212
LinkedIn Corp.	195	37,075
OPOWER, Inc.	9,600	85,536
SINA Corp.	102	4,092
Twitter, Inc.	1,290	34,753
Zillow Group, Inc.	7,800	210,600
Total Internet Software & Services		813,132

IT Services - 1.1%
Cardtronics, Inc.	1,835	60,004
International Business Machines Corp	1,300	188,461
Xerox Corp.	37,900	368,767
Total IT Services		617,232

Life Sciences Tools & Services - 0.2%
Fluidigm Corp.	7,800	63,258
Illumina, Inc.	180	31,648
Total Life Sciences Tools & Services		94,906

Machinery - 0.0%
Navistar International Corp.	1,628	20,708
Media - 0.1%
Charter Communications, Inc.	400	70,340
Metals & Mining - 0.2%
Alcoa, Inc.	9,457	91,355
Multi-Utilities - 2.7%
Consolidated Edison, Inc.	10,755	718,972
PG&E Corp.	5,848	308,774
Public Service Enterprise Group, Inc.	12,092	509,799
Total Multi-Utilities		1,537,545

Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy, Inc.	815	39,364
Chesapeake Energy Corp.	150	1,100
Cobalt International Energy, Inc.	1,655	11,717
Scorpio Tankers, Inc.	9,215	84,502
Western Gas Equity Partners LP	1,265	49,879
Whiting Petroleum Corp.	2,530	38,633
WPX Energy, Inc.	3,295	21,813
Total Oil, Gas & Consumable Fuels		247,008

Pharmaceuticals - 0.7%
Allergan PLC	445	120,955
Horizon Pharma PLC	4,275	84,731
Jazz Pharmaceuticals PLC	520	69,061
Medicines Co.	3,660	138,934
Total Pharmaceuticals		413,681

Real Estate Investment Trusts (REITs) - 0.3%
Blackstone Mortgage Trust, Inc.	700	19,208
Crown Castle International Corp.	1,820	143,543
Total Real Estate Investment Trusts (REITs)		162,751

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc.	71,000	122,120
Ambarella, Inc.	600	34,674
Applied Micro Circuits Corp.	28,000	148,680
Microchip Technology, Inc.	3,320	143,059
Micron Technology, Inc.	3,780	56,624
NXP Semiconductors NV	1,470	127,993
ON Semiconductor Corp.	5,300	49,820
SunEdison, Inc.	4,950	35,541
SunPower Corp.	10,525	210,921
Total Semiconductors & Semiconductor Equipment		929,432

Software - 1.9%
Barracuda Networks, Inc.	2,100	32,718
Blackbaud, Inc.	1,800	101,016
CyberArk Software Ltd.	800	40,112
Ebix, Inc.	1,900	47,424
EnerNOC, Inc.	1,335	10,546
FireEye, Inc.	1,475	46,935
Imperva, Inc.	800	52,384
Interactive Intelligence Group, Inc.	2,900	86,159
Proofpoint, Inc.	2,040	123,053
PROS Holdings, Inc.	2,500	55,350
ServiceNow, Inc.	945	65,630
Splunk, Inc.	800	44,280
Synchronoss Technologies, Inc.	1,730	56,744
Varonis Systems, Inc.	2,600	40,508
Verint Systems, Inc.	1,240	53,506
Yodlee, Inc.	12,000	193,560
Total Software		1,049,925

Specialty Retail - 0.6%
Best Buy Co., Inc.	5,600	207,872
Restoration Hardware Holdings, Inc.	1,220	113,838
Total Specialty Retail		321,710

Technology Hardware, Storage & Peripherals - 1.5%
Cray, Inc.	4,900	97,069
Electronics For Imaging, Inc.	2,310	99,977
Hewlett-Packard Co.	15,200	389,272
SanDisk Corp.	2,590	140,715
Super Micro Computer, Inc.	4,900	133,574
Total Technology Hardware, Storage & Peripherals		860,607

Trading Companies & Distributors - 0.2%
Air Lease Corp.	4,075	125,999
Water Utilities - 3.6%
American States Water Co.	14,147	585,686
American Water Works Co., Inc.	13,722	755,808
Aqua America, Inc.	24,647	652,406
Total Water Utilities		1,993,900

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.	6,000	49,680
TOTAL COMMON STOCKS (Proceeds $21,800,946)		$20,399,751

EXCHANGE TRADED FUNDS - 0.2%
iShares 20+ Year Treasury Bond ETF	1,130	139,600
TOTAL EXCHANGE TRADED FUNDS (Proceeds $135,148)		$139,600

Total Securities Sold Short (Proceeds $21,936,094) - 36.6%		$20,539,351

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MARKET NEUTRAL FUND

The average quarterly market value of purchased and written options during the period ended September 30, 2015 (Unaudited) were as follows:

Purchased options	$ 32,860
Written options	$ -

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MARKET NEUTRAL FUND

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2015 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$25,113,253	$-	$-	$25,113,253
Convertible Preferred Stocks	878,399	37,132	-	915,531
Convertible Bonds	-	12,866,672	-	12,866,672
Purchased Options	15,420	7,482	-	22,902
Money Market Funds	8,014,166	-	-	8,014,166
Total Long Investments in Securities	$34,021,238	$12,911,286	$-	$46,932,524

Securities Sold Short:
Common Stocks	$20,399,751	$-	$-	$20,399,751
Exchange Traded Funds	139,600	-	-	139,600
Total Securities Sold Short	$20,539,351	$-	$-	$20,539,351

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

1. Security Valuation

Hatteras Alternative Mutual Funds Trust consists of the following eight series: the Hatteras Alpha Hedged Strategies Fund (“Alpha”), the Hatteras Alternative Multi-Manager Fund (“Alt. Multi-Manager”), the Hatteras Disciplined Opportunity Fund (“Disciplined Opportunity”), the Hatteras Event Driven Fund (“Event Driven”), the Hatteras Long/Short Debt Fund (“Long/Short Debt”), the Hatteras Long/Short Equity Fund (“Long/Short Equity”), the Hatteras Managed Futures Strategies Fund (“Managed Futures”) and the Hatteras Market Neutral Fund (“Market Neutral”), (individually a “Fund,” collectively, the “Funds”).

Alpha, Alt. Multi-Manager, Long/Short Debt, Long/Short Equity, and Managed Futures generally do not make direct investments in securities or financial instruments, and invest substantially all of their assets in Event Driven, Market Neutral, and the series of the Underlying Funds Trust (“the UFT Portfolios”). Alpha, Alt. Multi-Manager, Long/Short Debt, Long/Short Equity, and Managed Futures record their investment in Event Driven, Market Neutral and the UFT Portfolios at the stated net asset value, which equals fair value.

Investments in Disciplined Opportunity, Event Driven, Market Neutral, and the UFT Portfolios are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Funds, LLC (the "Advisor") and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio managers with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day's price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the Funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees. The financial statements may include adjustments made subsequent to year-end related to subsequent valuation information obtained. Therefore, the net assets reflected in these financial statements may differ from the reported NAV's of the Portfolios as of September 30, 2015.

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

Security Transactions, Investment Income and Realized Gain and Loss
Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies are in conformity with U.S. generally accepted accounting principles.

Repurchase Agreements
Disciplined Opportunity, Event Driven and Market Neutral may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund will receive, as collateral securities whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested  in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral may be delayed or limited.

Foreign Currency Translations and Transactions
Disciplined Opportunity, Event Driven and Market Neutral may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, each Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, each Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Disciplined Opportunity, Event Driven and Market Neutral may enter into forward currency exchange contracts obligating each Fund to deliver and receive a currency at a specified future date. Each Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Each Fund may use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk since forward currency exchange contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities
Disciplined Opportunity, Event Driven and Market Neutral may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants
Disciplined Opportunity, Event Driven and Market Neutral may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the entire investment therein).

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

Short Sales
Disciplined Opportunity, Event Driven and Market Neutral may engage in short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. This typically is done for economic hedging purposes to protect the Fund under circumstances when the stock price of a portfolio holding is deteriorating. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, subsequently is marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that could differ from the amount reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividends received on short positions are categorized as dividend expense in the Statement of Operations. As collateral for its short positions, each Fund is required to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. The Fund will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Fund will realize a gain if the security sold short declines in price between those dates. The potential loss of investing in a short position is unlimited.

Restricted Securities
Disciplined Opportunity, Event Driven and Market Neutral are permitted to invest in securities that are subject to legal or contractual restrictions on resales ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Fund is included in the Schedule of Investments.

To Be Announced ("TBA") Transactions
Disciplined Opportunity, Event Driven and Market Neutral may purchase securities on a forward commitment or on a "To Be Announced" basis. The Fund records TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. During the nine months ended September 30, 2015, Disciplined Opportunity, Event Driven and Market Neutral did not engage in any TBA transactions.

Bank Loans — Event Driven may purchase senior secured floating rate loans or senior secured floating rate debt securities (collectively "Bank Loans"). Bank Loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in Bank Loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of Event Driven's investments and a potential decrease in the NAV of Event Driven. Some of the Bank Loans in which Event Driven will invest may be secured by specific collateral, however there can be no assurance that such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, Event Driven's access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, Event Driven could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Bank Loan.

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

There is no organized exchange on which Bank Loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of Bank Loans than for securities with a more developed secondary market and Event Driven may not realize full value in the event of the need to sell a Bank Loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods. Some Bank Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Bank Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including Event Driven, such as invalidation of the Bank Loans or causing interest previously paid to be refunded to the borrower. Investments in Bank Loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Bank Loans for investment by Event Driven may be adversely affected. Many Bank Loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most Bank Loans than is the case for many other types of securities. Although a Bank Loan may be senior to equity and other debt securities in a borrower's capital structure, such obligations may be structurally subordinated to obligations of the borrower's subsidiaries.

2. Derivative Transactions

Disciplined Opportunity, Event Driven and Market Neutral utilized derivative instruments during the nine months ended September 30, 2015.

Disciplined Opportunity – Disciplined Opportunity uses long options to create broad market exposure while utilizing put options and short strategies to enhance market returns and reduce market losses. Specifically, the Fund uses FLEX options, whose customized exercise prices and expiration dates, allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts.

Event Driven — Event Driven uses credit defaults swaps, options, and currency forward contracts to implement its strategy of achieving capital appreciation in securities whose prices are or will be impacted by a corporate event. The credit default swaps used during the period were for hedging purposes, while the currency forward contracts were used to hedge against any potential foreign exchange fluctuation when the portfolio invests in foreign securities. The portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the portfolio uses written options to earn premium income and to assure a definite price for a security that the portfolio has considered selling.

Market Neutral - Market Neutral uses options to implement its strategy of achieving capital appreciation. During the period, the Portfolio used written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account. The success of derivatives strategies will also be affected by the advisor's or sub-advisor's ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The following are descriptions of each type of derivatives used during the period:

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

Credit Default Swaps
A credit default swap (CDS) is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS "fee" or "spread") to the seller and, in exchange, receives a payoff if the loan defaults.

Credit default swaps have two primary risks: counterparty risk and liquidity risk. Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation. Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

Options
Call options give the owner of the option the right, but not the obligation, to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the portfolios, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the portfolios since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against defaults.

FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation ("OCC" or the "Clearinghouse"). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter ("OTC") options positions. The Disciplined Opportunity Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Disciplined Opportunity Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

Forwards
Similar to a futures contract, a forward contract specifies the exchange of goods (generally a pre-determined amount of a foreign currency) for a specified price at a specified future date. However, forward contracts are not standardized nor traded on an exchange. Therefore, forward contracts are subject to counterparty risk, or the risk that the other party to the transaction will not honor its contractual obligation.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade these markets can experience periods of illiquidity, sometimes of significant duration. Disruptions can occur in any currency market traded by a portfolio due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of a portfolio. Market illiquidity or disruption could result in significant losses.

Various inputs are used in determining the value of the Funds' investments. A summary of the inputs used to value Event Driven and Market Neutral’s net assets as of September 30, 2015 is located in a table following their Schedule of Investments in these financial statements. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of September 30, 2015, Event Driven had securities with a market value of $28,578,583, that represents 4.9% of Event Driven’s net assets that were fair valued using these valuation adjustments.

●	Level 1 — Quoted prices in active markets for identical securities.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value Alpha, Alt. Multi-Manager, Long/Short Debt, Long/Short Equity, and Managed Futures’ net assets as of September 30, 2015:

Alpha	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$405,087,528	$—	$405,087,528
Money Market Funds	626	—	—	626
Total Investments in Securities	$626	$405,087,528	$—	$405,088,154
Alternative Multi-Manager	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$68,222,074	$—	$68,222,074
Money Market Funds	707,738	—	—	707,738
Total Investments in Securities	$707,738	$ 68,222,074	$—	$68,929,812
Long/Short Debt	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$269,535,551	$—	$269,535,551
Money Market Funds	594	—	—	594
Total Investments in Securities	$594	$269,535,551	$—	$269,536,145
Long/Short Equity	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$61,909,276	$—	$61,909,276
Money Market Funds	492	—	—	492
Total Investments in Securities	$492	$61,909,276	$—	$61,909,768
Managed Futures	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$635,632	$—	$635,632
Money Market Funds	3,423	—	—	3,423
Total Investments in Securities	$3,423	$635,632	$—	$639,055

There were no transfers into or out of Levels 1, 2, or 3 during the period. Transfers between levels are recognized at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

The Level categories above represent the Funds’ investments in shares of the UFT, and money market funds. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in its financial statements.

3. Transactions with Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act, if any of the Funds own 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of that Fund. During the period ended September 30, 2015, the Funds owned the following positions in such companies for investment purposes only:

Alpha:
Issuer Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at September 30, 2015	Value at September 30, 2015	2015 Realized Gains (Losses)	2015 Change in Unrealized Gains (Losses)
Event Driven	14,156,396	264,186	(5,692,844)	8,727,738	$92,092,475	$1,842,532	$(14,579,777)
Long/Short Equity	28,579,799	1,430,119	(10,077,054)	19,932,864	159,008,443	5,911,427	(5,973,401)
Managed Futures Strategies	4,287,852	2,885,065	(2,933,564)	4,239,353	41,775,856	(642,722)	(1,683,320)
Market Neutral	5,378,118	8,549,325	(8,962,189)	4,965,254	48,560,186	1,517,676	(2,097,694)
Relative Value – Long/Short Debt	12,803,544	320,180	(6,118,841)	7,004,883	63,650,568	2,377,335	(4,695,373)

Alternative Multi-Manager:
Issuer Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at September 30, 2015	Value at September 30, 2015	2015 Realized Gains (Losses)	2015 Change in Unrealized Gains (Losses)
Event Driven	5,836,890	2,131,900	(5,612,503)	2,356,287	$24,862,832	$4,282,487	$(8,006,845)
Long/Short Equity	12,615,280	590,803	(9,495,188)	3,710,895	29,602,550	10,236,125	(8,396,794)
Market Neutral	5,683,065	1,674,130	(6,586,187)	771,008	7,540,454	(738,301)	1,299,069
Relative Value – Long/Short Debt	6,467,731	460,639	(6,244,260)	684,110	6,216,238	2,716,577	(2,193,005)

Long/Short Equity:
Issuer Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at September 30, 2015	Value at September 30, 2015	2015 Realized Gains (Losses)	2015 Change in Unrealized Gains (Losses)
Long/Short Equity	3,970,610	4,714,496	(924,328)	7,760,778	$61,909,276	$(143,549)	$(1,456,065)

Long/Short Debt:
Issuer Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at September 30, 2015	Value at September 30, 2015	2015 Realized Gains (Losses)	2015 Change in Unrealized Gains (Losses)
Relative Value – Long/Short Debt	48,508,912	2,003,550	(20,849,491)	29,662,971	$269,535,551	$(3,833,706)	$(6,497,586)

Managed Futures Strategies:
Issuer Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at September 30, 2015	Value at September 30, 2015	2015 Realized Gains (Losses)	2015 Change in Unrealized Gains (Losses)
Managed Futures Strategies	33,842	38,435	(7,774)	64,503	$635,632	$(1,088)	$(16,399)

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

4. Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2014 were as follows*:

	Alpha	Alt. Multi-Manager	Disciplined Opportunity Fund	Event Driven	Long/Short Debt	Long/Short Equity	Managed Futures	Market Neutral Fund
Cost of Investments	$516,218,856	$253,762,908	$36,002,042	$231,026,475	$455,817,204	$27,027,130	$341,638	$74,289,993
Gross tax unrealized appreciation	92,180,465	25,828,744	5,792,537	30,694,104	4,829,456	5,013,588	10,813	8,046,637
Gross tax unrealized depreciation	(1,264,198)	(1,751,229)	(3,171,609)	(19,243,605)	(3,600,314)	(86)	(16)	(4,304,751)
Net tax unrealized appreciation (depreciation)	$90,916,267	$24,077,515	$2,620,928	$11,450,499	$1,229,142	$5,013,502	$10,797	$3,741,886

 * Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

5. Subsequent Events

On November 9, 2015, it was announced that certain principals of the Investment Advisor (the “Company”) had entered into an agreement to purchase the Company from RCS Capital Corporation.  When completed, the purchase will result in a change in control of the Investment Advisor and, therefore, constitute an "assignment" within the meaning of i) the 1940 Act of the existing Advisory Agreement between the Investment Advisor and the HAMF Trust, and ii) for the Hatteras Disciplined Opportunities Fund, the existing Sub-Advisory Agreement among the Advisor, Beacon Trust and the Fund.  The purchase is expected to be consummated in the first quarter of 2016.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.4%
Airlines - 1.0%
Delta Air Lines, Inc.	54,440	$2,442,723
Auto Components - 0.6%
Koito Manufacturing Co. Ltd.	46,120	1,507,035
Automobiles - 1.1%
Ford Motor Co.	154,700	2,099,279
Yamaha Motor Co. Ltd.	32,915	662,193
Total Automobiles		2,761,472

Biotechnology - 8.1%
Alexion Pharmaceuticals, Inc. (a)(b)	12,348	1,931,104
Amicus Therapeutics, Inc. (a)(b)	97,490	1,363,885
Anacor Pharmaceuticals, Inc. (b)	7,320	861,637
Biogen Idec, Inc. (b)	5,839	1,703,879
BioMarin Pharmaceutical, Inc. (a)(b)	19,065	2,007,926
BioSpecifics Technologies Corp. (b)	21,940	955,268
Bluebird Bio, Inc. (a)(b)	10,970	938,483
Cepheid, Inc. (a)(b)	42,469	1,919,599
Clovis Oncology, Inc. (b)	11,000	1,011,560
Enanta Pharmaceuticals, Inc. (a)(b)	28,540	1,031,436
Gilead Sciences, Inc.	10,975	1,077,635
Incyte Corp. (a)(b)	19,882	2,193,581
Medivation, Inc. (b)	29,340	1,246,950
Vertex Pharmaceuticals, Inc. (a)(b)	18,981	1,976,681
Total Biotechnology		20,219,624

Building Products - 1.2%
American Woodmark Corp. (a)(b)	5,506	357,174
AO Smith Corp. (a)	34,316	2,237,060
Owens Corning (a)	11,199	469,350
Total Building Products		3,063,584

Chemicals - 1.2%
CF Industries Holdings, Inc.	35,304	1,585,150
Chr. Hansen Holding (a)	17,683	989,055
Westlake Chemical Corp.	8,900	461,821
Total Chemicals		3,036,026

Commercial Services & Supplies - 0.4%
Command Security Corp. (b)	129,019	239,975
Herman Miller, Inc. (a)	7,199	207,619
KAR Auction Services, Inc. (a)	17,894	635,237
Total Commercial Services & Supplies		1,082,831

Communications Equipment - 0.2%
Infinera Corp. (b)	18,166	355,327
Ruckus Wireless, Inc. (b)	8,566	101,764
Total Communications Equipment		457,091

Construction & Engineering - 0.3%
MasTec, Inc. (a)(b)	48,410	766,330
Construction Materials - 1.7%
Headwaters, Inc. (a)(b)	16,302	306,477
Martin Marietta Materials, Inc. (a)	1,237	187,962
Vulcan Materials Co. (a)	41,673	3,717,232
Total Construction Materials		4,211,671

Diversified Financial Services - 0.8%
Financial Products Group Co. Ltd.	109,550	792,379
Zenkoku Hosho Co.	40,250	1,335,945
Total Diversified Financial Services		2,128,324

Diversified Telecommunication Services - 2.6%
inContact, Inc. (a)(b)	65,909	494,977
Level 3 Communications, Inc. (a)(b)	73,538	3,212,875

Orange SA	32,166	487,615
ORBCOMM, Inc. (b)	40,685	227,022
Telecom Argentina SA - ADR (a)	18,621	271,122
Telefonica SA (a)	65,337	792,672
Vonage Holdings Corp. (b)	53,520	314,698
Zayo Group Holdings, Inc. (a)(b)	26,219	664,914
Total Diversified Telecommunication Services		6,465,895

Electric Utilities - 0.5%
NextEra Energy, Inc. (a)	13,270	1,294,489
Electrical Equipment - 0.0%
Helix Wind Corp. (Aquired 1/6/2010, Cost $355,921) (b)(d)	301,628	30
Electronic Equipment, Instruments & Components - 0.4%
Electro Rent Corp.	19,810	205,628
Jabil Circuit, Inc. (a)	8,387	187,617
OSI Systems, Inc. (a)(b)	7,126	548,417
Total Electronic Equipment, Instruments & Components		941,662

Food & Staples Retailing - 0.1%
United Natural Foods, Inc. (a)(b)	5,010	243,035
Food Products - 0.8%
Calbee, Inc.	17,050	551,738
P/f Bakkafrost	43,940	1,404,502
Total Food Products		1,956,240

Health Care Equipment & Supplies - 4.5%
Edwards Lifesciences Corp. (a)(b)	20,697	2,942,493
Intuitive Surgical, Inc. (a)(b)	4,123	1,894,848
MGC Diagnostics Corp. (b)	16,650	109,890
NuVasive, Inc. (a)(b)	39,156	1,888,102
Sartorius Stedim Biotech	1,480	440,487
The Cooper Cos, Inc. (a)	16,492	2,454,999
Wright Medical Group, Inc. (a)(b)	77,649	1,632,182
Total Health Care Equipment & Supplies		11,363,001

Health Care Providers & Services - 3.2%
Air Methods Corp. (a)(b)	23,631	805,581
AMN Healthcare Services, Inc. (b)	11,910	357,419
Brookdale Senior Living, Inc. (a)(b)	77,021	1,768,402
Centene Corp. (a)(b)	32,523	1,763,722
Community Health Systems, Inc. (b)	8,290	354,563
The Ensign Group, Inc. (a)	25,720	1,096,444
VCA, Inc. (a)(b)	4,277	225,184
WellCare Health Plans, Inc. (a)(b)	20,609	1,776,084
Total Health Care Providers & Services		8,147,399

Health Care Technology - 0.6%
Cerner Corp. (b)	24,738	1,483,290
Hotels, Restaurants & Leisure - 1.7%
Boyd Gaming Corp. (a)(b)	29,639	483,116
Denny's Corp. (b)	13,067	144,129
Evolution Gaming Group AB (b)	19,720	631,414
Red Robin Gourmet Burgers, Inc. (a)(b)	6,739	510,412
Scientific Games Corp. (b)	41,547	434,166
Unibet Group PLC	18,250	1,527,911
Whistler Blackcomb Holdings, Inc. (b)	27,767	447,351
Total Hotels, Restaurants & Leisure		4,178,499

Household Durables - 0.2%
Installed Building Products, Inc. (b)	17,905	452,638
Independent Power and Renewable Electricity Producers - 0.4%
8point3 Energy Partners LP (a)(b)	93,400	990,974
Insurance - 0.5%
American International Group, Inc.	24,357	1,383,965
Internet & Catalog Retail - 0.3%
Cnova NV (a)(b)	35,359	106,784
TripAdvisor, Inc. (a)(b)	8,896	560,626
Total Internet & Catalog Retail		667,410

Internet Software & Services - 4.0%
Akamai Technologies, Inc. (a)(b)	44,960	3,104,938
Criteo SA - ADR (b)	14,670	550,712
Google, Inc. (b)	616	374,787

IAC/InterActiveCorp.	18,232	1,190,003
Mail.Ru Group Ltd. (b)	1,857	32,369
New Relic, Inc. (a)(b)	31,809	1,212,241
Pandora Media, Inc. (a)(b)	25,701	548,459
SMS Co. Ltd.	32,370	547,407
VeriSign, Inc. (b)	16,481	1,162,899
Xing AG	2,827	607,413
Yandex NV (a)(b)	37,187	399,017
Yelp, Inc. (b)	15,794	342,098
Total Internet Software & Services		10,072,343

IT Services - 4.0%
Booz Allen Hamilton Holding Corp. (a)	42,872	1,123,675
Cancom SE	36,670	1,276,748
Computer Sciences Corp.	22,946	1,408,425
Euronet Worldwide, Inc. (a)(b)	11,114	823,436
InterXion Holding NV (a)(b)	34,237	927,138
Mantech International Corp. - Class A (a)	22,015	565,786
Paypal Holdings, Inc. (a)(b)	55,202	1,713,470
Science Applications International Corp.	51,338	2,064,301
Total IT Services		9,902,979

Leisure Products - 0.2%
Nautilus, Inc. (b)	30,541	458,115
Life Sciences Tools & Services - 0.6%
Qiagen NV (a)(b)	58,391	1,506,488
Machinery - 0.2%
John Bean Technologies Corp. (a)	3,821	146,153
Oshkosh Corp. (a)	7,162	260,196
Total Machinery		406,349

Media - 1.4%
AMC Entertainment Holdings, Inc.	21,775	548,512
DISH Network Corp. (b)	8,457	493,381
Hemisphere Media Group, Inc. (a)(b)	28,798	391,653
National CineMedia, Inc. (a)	23,337	313,183
Nexstar Broadcasting Group, Inc. (a)	36,226	1,715,301
Total Media		3,462,030

Multiline Retail - 0.2%
Ryohin Keikaku Co. Ltd.	2,950	600,646
Oil, Gas & Consumable Fuels - 4.8%
Golar LNG Partners LP	40,430	593,108
Green Plains Partners LP (a)(b)	170,776	2,254,243
Green Plains Renewable Energy, Inc. (a)	85,441	1,662,682
Parex Resources, Inc. (b)	116,580	808,067
Scorpio Tankers, Inc. (a)	326,050	2,989,878
Teekay Tankers Ltd. (a)	533,915	3,684,014
Total Oil, Gas & Consumable Fuels		11,991,992

Pharmaceuticals - 3.6%
H. Lundbeck A/S (b)	49,050	1,307,757
Nektar Therapeutics (a)(b)	151,130	1,656,385
Perrigo Co. PLC (a)	15,805	2,485,653
Taro Pharmaceutical Industries Ltd. (a)(b)	10,980	1,568,932
Zoetis, Inc. (a)	46,446	1,912,646
Total Pharmaceuticals		8,931,373

Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	2,602	228,924
CyrusOne, Inc. (a)	60,203	1,966,230
Geo Group, Inc. (a)	20,182	600,212
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	118,376	2,038,435
Total Real Estate Investment Trusts (REITs)		4,833,801

Road & Rail - 2.5%
AMERCO (a)	10,355	4,074,382
Avis Budget Group, Inc. (a)(b)	33,212	1,450,700
Hertz Global Holdings, Inc. (b)	44,216	739,734
Total Road & Rail		6,264,816

Semiconductors & Semiconductor Equipment - 6.6%
Avago Technologies Ltd. (a)	10,140	1,267,601

Cirrus Logic, Inc. (b)	14,360	452,484
Cypress Semiconductor Corp. (a)	94,368	804,015
Ferrotec Corp.	109,980	950,795
First Solar, Inc. (a)(b)	77,948	3,332,277
Himax Technologies, Inc. - ADR	89,551	713,721
Integrated Device Technology, Inc. (a)(b)	67,412	1,368,464
Intersil Corp.	35,735	418,099
Ma Com Technology Solutions Holdings, Inc. (a)(b)	46,048	1,334,931
Mellanox Technologies Ltd. (a)(b)	21,364	807,346
NVIDIA Corp.	35,300	870,145
Silicon Motion Technology Corp. - ADR (a)	79,312	2,166,011
Skyworks Solutions, Inc. (a)	12,717	1,070,899
SunEdison Semiconductor Ltd. (a)(b)	32,620	343,815
U-Blox AG	3,100	624,445
Total Semiconductors & Semiconductor Equipment		16,525,048

Software - 8.0%
Autodesk, Inc. (a)(b)	25,779	1,137,885
Cadence Design System, Inc. (a)(b)	62,516	1,292,831
Callidus Software, Inc. (a)(b)	43,492	738,929
CDK Global, Inc. (a)	63,217	3,020,508
Ellie Mae, Inc. (b)	8,040	535,223
Infoblox, Inc. (a)(b)	5,660	90,447
Microsoft Corp.	73,238	3,241,514
Mobileye NV (b)	6,570	298,804
Monotype Imaging Holdings, Inc.	36,945	806,140
RingCentral, Inc. (a)(b)	29,537	536,096
Rubicon Project, Inc. (a)(b)	10,111	146,913
ServiceNow, Inc. (a)(b)	17,619	1,223,640
Tableau Software, Inc. (a)(b)	43,465	3,467,638
Ubisoft Entertainment (b)	62,580	1,270,154
Workday, Inc. (a)(b)	24,048	1,655,945
Zynga, Inc. (a)(b)	229,259	522,710
Total Software		19,985,377

Specialty Retail - 0.3%
Abercrombie & Fitch Co. - Class A	10,108	214,189
Foot Locker, Inc.	2,421	174,239
MarineMax, Inc. (a)(b)	10,078	142,402
Monro Muffler Brake, Inc. (a)	4,772	322,349
Total Specialty Retail		853,179

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc. (a)	43,500	4,798,050
Immersion Corp. (a)(b)	19,532	219,345
Super Micro Computer, Inc. (a)(b)	57,151	1,557,936
Total Technology Hardware, Storage & Peripherals		6,575,331

Textiles, Apparel & Luxury Goods - 0.3%
Steven Madden, Ltd. (a)(b)	18,208	666,777
Thrifts & Mortgage Finance - 0.1%
LendingTree, Inc. (a)(b)	3,050	283,741
Trading Companies & Distributors - 0.2%
Watsco, Inc. (a)	4,335	513,611
Wireless Telecommunication Services - 0.5%
China Unicom Ltd.	80,802	102,795
Sistema JSFC	6,121	42,297
T-Mobile US, Inc. (a)(b)	29,961	1,192,748
Total Wireless Telecommunication Services		1,337,840

TOTAL COMMON STOCKS (Cost $183,376,756)		$186,417,074

RIGHTS - 0.1%
Furiex Pharmaceuticals, Inc. (a)(b)	17,484	170,819
TOTAL RIGHTS (Cost $0)		$170,819

PURCHASED OPTIONS - 0.2%
Call Options - 0.0%	Contracts
Apple, Inc.
Expiration January 2016, Exercise Price: $150.00	125	3,250
Nextera Energy, Inc.

Expiration January 2016, Exercise Price: $105.00	150	17,250
PowerShares QQQ Trust Series 1
Expiration January 2016, Exercise Price: $109.00	428	71,048
SunEdison, Inc.
Expiration October 2015, Exercise Price: $12.00	600	3,600
Tableau Software, Inc.
Expiration January 2016, Exercise Price: $90.00	21	9,240
Teekay Tankers Ltd.
Expiration October 2015, Exercise Price: $7.50	1,200	18,000
Time Warner, Inc.
Expiration October 2015, Exercise Price: $85.00	211	2,110
Yahoo, Inc.
Expiration October 2015, Exercise Price: $32.00	86	2,150
Expiration October 2015, Exercise Price: $33.00	129	2,193
Total Call Options		128,841
Put Options - 0.2%	Contracts
Cheniere Energy, Inc.
Expiration March 2016, Exercise Price: $40.00	200	66,500
iShares Russell 2000 ETF
Expiration September 2015, Exercise Price: $108.00	700	700
Mobileye NV
Expiration October 2015, Exercise Price: $40.00	21	2,100
PowerShares QQQ Trust Series 1
Expiration October 2015, Exercise Price: $102.00	86	20,382
SPDR S&P 500 ETF Trust
Expiration September 2015, Exercise Price: $184.00	900	900
Expiration November 2015, Exercise Price: $182.00	214	66,554
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration October 2015, Exercise Price: $33.00	700	103,600
TerraForm Power, Inc.
Expiration November 2015, Exercise Price: $15.00	700	154,000
Transocean Ltd.
Expiration October 2015, Exercise Price: $12.00	200	9,800
United States Oil Fund LP
Expiration October 2015, Exercise Price: $13.00	900	900
Expiration October 2015, Exercise Price: $12.50	1,200	6,000
Expiration November 2015, Exercise Price: $12.50	1,000	25,000
Vulcan Materials Co.
Expiration October 2015, Exercise Price: $85.00	200	44,000
Total Put Options		500,436
TOTAL PURCHASED OPTIONS (Cost $947,440)		$629,277

MONEY MARKET FUNDS - 19.5%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.16% (a)(c)	48,825,544	48,825,544
TOTAL MONEY MARKET FUNDS (Cost $48,825,544)		$48,825,544

Total Investments (Cost $233,149,740) - 94.2%		236,042,714

Other Assets in Excess of Liabilities - 5.8%		14,454,771
TOTAL NET ASSETS - 100.0%		$250,497,485

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total value of $179,964,011.
(b)	Non-income producing.
(c)	Variable Rate Security. The rate shown represents the rate at September 30, 2015.
(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by the Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At September 30, 2015, the value of these securities total $30 which represents less than 0.05% of total net assets.

(e)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At September 30, 2015, the market value of these securities total $0 which represents less than 0.05% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 36.1%
Air Freight & Logistics - 0.0%
Hub Group, Inc.	2,399	$87,348
Auto Components - 0.1%
BorgWarner, Inc.	8,197	340,913
Automobiles - 0.8%
Harley-Davidson, Inc.	11,931	655,012
Tata Motors Limited - ADR	21,830	491,175
Tesla Motors, Inc.	3,780	938,952
Total Automobiles		2,085,139

Banks - 0.1%
Canadian Western Bank	18,280	321,766
Beverages - 0.1%
Coca-Cola Co.	8,018	321,682
Biotechnology - 1.3%
Amgen, Inc.	5,060	699,899
Bavarian Nordic	7,200	286,164
Celgene Corp.	6,928	749,402
China Biologic Products, Inc.	6,580	591,016
Flexion Therapeutics, Inc.	10,940	162,568
Insys Therapeutics, Inc.	12,797	364,203
Intrexon Corp.	3,670	116,706
NantKwest, Inc.	2,270	26,014
Puma Biotechnology, Inc.	3,850	290,136
Total Biotechnology		3,286,108

Building Products - 0.3%
AAON, Inc.	21,339	413,550
Armstrong World Industries Inc.	5,946	283,862
Caesarstone Sdot-Yam Ltd.	3,930	119,472
Total Building Products		816,884

Chemicals - 0.5%
Agrium, Inc.	13,212	1,182,474
LyondellBasell Industries NV	1,940	161,718
Total Chemicals		1,344,192

Commercial Services & Supplies - 0.4%
Brady Corp.	8,300	163,178
Matthews International Corp.	261	12,781
Stericycle, Inc.	6,665	928,501
Total Commercial Services & Supplies		1,104,460

Communications Equipment - 0.7%
Ciena Corp.	23,810	493,343
F5 Networks, Inc.	5,016	580,853
Mitel Networks Corp.	29,353	189,327
QUALCOMM, Inc.	4,359	234,209

ViaSat, Inc.	1,784	114,693
Total Communications Equipment		1,612,425

Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV	27,198	1,078,673
Containers & Packaging - 0.4%
Bemis Co., Inc.	7,693	304,412
Greif, Inc.	18,250	582,358
Total Containers & Packaging		886,770

Diversified Telecommunication Services - 0.1%
Cincinnati Bell, Inc.	92,879	289,783
Electrical Equipment - 0.9%
Ametek, Inc.	16,500	863,280
SolarCity Corp.	30,030	1,282,581
Total Electrical Equipment		2,145,861

Electronic Equipment, Instruments & Components - 1.5%
Arrow Electronics, Inc.	7,265	401,609
Avnet, Inc.	4,280	182,670
Corning, Inc.	17,311	296,364
IPG Photonics Corp.	7,253	551,011
Knowles Corp.	25,171	463,902
Littelfuse, Inc.	2,388	217,666
Vishay Intertechnology, Inc.	68,811	666,779
Zebra Technologies Corp.	11,849	907,041
Total Electronic Equipment, Instruments & Components		3,687,042

Energy Equipment & Services - 1.3%
CARBO Ceramics, Inc.	26,400	501,336
Matrix Service Co.	18,569	417,246
Seadrill Ltd.	97,400	574,660
Transocean Ltd.	69,223	894,361
US Silica Holdings, Inc.	25,270	356,054
Weatherford International PLC	61,559	522,020
Total Energy Equipment & Services		3,265,677

Food & Staples Retailing - 1.3%
CVS Health Corp.	11,989	1,156,699
Empresas ICA	8,430	285,391
Metcash Ltd.	297,140	220,574
Metro AG	15,520	429,408
Walgreens Boots Alliance, Inc.	7,946	660,313
Woolworths Ltd.	23,120	405,262
Total Food & Staples Retailing		3,157,647

Food Products - 0.1%
John B Sanfilippo & Son, Inc.	5,684	291,362
Health Care Equipment & Supplies - 3.9%
Baxter International, Inc.	25,277	830,349
Boston Scientific Corp.	47,645	781,854
DENTSPLY International, Inc.	20,241	1,023,587
Elekta AB	100,003	665,689
Getinge AB	21,930	489,468
GN Store Nord	22,150	397,919
Medtronic PLC	15,053	1,007,648

Meridian Bioscience, Inc.	21,930	375,003
Sirona Dental Systems, Inc.	11,555	1,078,544
St. Jude Medical, Inc.	12,639	797,395
Stryker Corp.	10,703	1,007,152
Teleflex, Inc.	4,190	520,440
Zimmer Biomet Holdings, Inc.	8,822	828,651
Total Health Care Equipment & Supplies		9,803,699

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	5,800	550,942
Cardinal Health, Inc.	13,757	1,056,813
Envision Healthcare Holdings, Inc.	20,261	745,402
Henry Schein, Inc.	8,398	1,114,582
McKesson Corp.	4,725	874,267
Patterson Cos., Inc.	11,579	500,792
Total Health Care Providers & Services		4,842,798

Hotels, Restaurants & Leisure - 1.4%
BJ's Restaurants, Inc.	14,406	619,890
McDonald's Holdings Co. Japan Ltd.	54,830	1,230,689
Potbelly Corp.	25,790	283,948
Yum! Brands, Inc.	15,976	1,277,281
Total Hotels, Restaurants & Leisure		3,411,808

Household Durables - 0.1%
Installed Building Products, Inc.	11,000	278,080
Industrial Conglomerates - 1.1%
3m Co.	3,300	467,841
Danaher Corp.	12,464	1,062,057
Roper Technologies, Inc.	8,284	1,298,103
Total Industrial Conglomerates		2,828,001

Insurance - 0.2%
HCI Group, Inc.	6,756	261,930
Heritage Insurance Holdings, Inc.	16,287	321,343
Total Insurance		583,273

Internet & Catalog Retail - 0.2%
Wayfair, Inc.	11,610	407,047
Internet Software & Services - 0.4%
Hortonworks, Inc.	8,565	187,488
VeriSign, Inc.	9,939	701,296
Total Internet Software & Services		888,784

IT Services - 0.2%
International Business Machines Corp.	3,584	519,572
Life Sciences Tools & Services - 1.4%
Genfit	14,670	560,699
Illumina, Inc.	843	148,216
Quintiles Transnational Holdings, Inc.	13,883	965,840
Thermo Fisher Scientific, Inc.	6,396	782,103
Waters Corp.	8,181	967,076
Total Life Sciences Tools & Services		3,423,934

Machinery - 4.1%
Actuant Corp.	20,829	383,045

American Railcar Industries, Inc.	25,610	926,058
Caterpillar, Inc.	15,464	1,010,727
Crane Co.	3,861	179,961
Cummins, Inc.	4,428	480,792
Deere & Co.	16,600	1,228,400
Flowserve Corp.	2,492	102,521
GEA Group AG	14,710	560,901
Hillenbrand, Inc.	23,755	617,868
Kone OYJ	17,680	672,865
Kubota Corp.	51,100	703,260
PACCAR, Inc.	15,492	808,218
Parker Hannifin Corp.	14,281	1,389,541
Valmont Industries, Inc.	3,662	347,487
Woodward, Inc.	19,369	788,318
Total Machinery		10,199,962

Media - 0.3%
JCDecaux SA	9,722	353,406
Omnicom Group, Inc.	5,133	338,265
Total Media		691,671

Metals & Mining - 0.6%
First Quantum Minerals Ltd.	154,800	567,233
Franco Nevada Corp.	7,470	328,829
Granges AB	81,270	527,676
Total Metals & Mining		1,423,738

Oil, Gas & Consumable Fuels - 0.8%
Exxon Mobil Corp.	25,919	1,927,078
Williams Partners L.P.	3,942	125,828
Total Oil, Gas & Consumable Fuels		2,052,906

Personal Products - 0.3%
Edgewell Personal Care Co.	4,573	373,157
Nu Skin Enterprises, Inc.	6,525	269,352
Total Personal Products		642,509

Pharmaceuticals - 2.0%
Eisai Co. Ltd.	11,610	685,008
Endo International PLC	5,520	382,426
Johnson & Johnson	10,952	1,022,369
Mallinckrodt PLC	7,370	471,238
Merck & Co., Inc.	19,961	985,874
Novartis AG - ADR	10,457	961,207
Valeant Pharmaceuticals International, Inc.	2,220	396,003
Total Pharmaceuticals		4,904,125

Professional Services - 0.5%
Huron Consulting Group, Inc.	10,664	666,820
Nielsen Holdings PLC	11,488	510,871
Total Professional Services		1,177,691

Real Estate Investment Trusts (REITs) - 0.3%
Equinix, Inc.	3,126	854,648
Road & Rail - 0.2%
JB Hunt Transport Services, Inc.	1,192	85,109

Kansas City Southern	4,862	441,858
Total Road & Rail		526,967

Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials, Inc.	14,270	209,626
ARM Holdings PLC - ADR	28,572	1,235,739
Cabot Microelectronics Corp.	2,492	96,540
Canadian Solar, Inc.	48,956	813,649
Cree, Inc.	21,111	511,520
First Solar, Inc.	3,690	157,747
Infineon Technologies AG	52,890	594,245
Lam Research Corp.	4,672	305,222
Monolithic Power Systems, Inc.	13,499	691,149
NXP Semiconductors NV	4,081	355,333
ON Semiconductor Corp.	40,016	376,150
Qorvo, Inc.	17,916	807,116
Silicon Laboratories, Inc.	1,375	57,117
Skyworks Solutions, Inc.	6,347	534,481
SMA Solar Tech AG	11,042	478,118
SunEdison, Inc.	27,709	198,951
Teradyne, Inc.	21,457	386,441
Texas Instruments, Inc.	23,925	1,184,766
Total Semiconductors & Semiconductor Equipment		8,993,910

Software - 1.1%
Check Point Software Technologies Ltd.	6,407	508,267
Microsoft Corp.	10,662	471,900
Mobileye NV	38,633	1,757,029
Total Software		2,737,196

Specialty Retail - 0.2%
Best Buy Co., Inc.	4,283	158,985
Tractor Supply Co.	4,405	371,430
Total Specialty Retail		530,415

Textiles, Apparel & Luxury Goods - 0.1%
Under Armour, Inc. - Class A	2,030	196,463
Thrifts & Mortgage Finance - 0.2%
Home Capital Group, Inc.	19,400	465,629
Trading Companies & Distributors - 0.5%
MRC Global, Inc.	17,682	197,154
MSC Industrial Direct Co., Inc.	4,774	291,357
Noble Group Ltd.	1,046,100	306,094
Toromont Industries Ltd.	22,040	536,260
Total Trading Companies & Distributors		1,330,865

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	2,380	177,691
Water Utilities - 0.0%
Cadiz, Inc.	13,490	97,937
Wireless Telecommunication Services - 0.1%
Rogers Communications Class B	10,211	351,819
TOTAL COMMON STOCKS (Proceeds $100,994,117)		$90,466,870

EXCHANGE TRADED FUNDS - 7.9%
Consumer Discretionary Select Sector SPDR Fund	42,081	3,124,935
Direxion Daily Junior Gold Miners Index Bear 3X Shares	7,730	74,517
Direxion Daily Semiconductor Bear 3X Shares	2,680	157,664
Industrial Select Sector SPDR Fund	22,376	1,116,339
iPATH S&P 500 VIX Short-Term Futures ETN	8,881	227,354
iShares MSCI Australia ETF	64,872	1,162,506
iShares MSCI India	20,110	574,543
iShares MSCI South Korea Capped ETF	3,130	152,681
iShares Nasdaq Biotechnology ETF	971	294,534
iShares Russell 2000 ETF	17,145	1,872,234
iShares Russell 2000 Growth ETF	14,482	1,940,154
Market Vectors Semiconductor ETF	12,807	638,813
Materials Select Sector SPDR Fund	19,029	759,638
PowerShares NASDAQ Internet Portfolio	551	37,501
Powershares QQQ	39,713	4,041,195
ProShares UltraPro Short Russell 2000	7,650	263,160
SPDR S&P 500 ETF Trust	15,124	2,898,212
SPDR S&P Homebuilders ETF	5,963	204,113
VelocityShares 3x Inverse Natural Gas ETN	25,250	197,455
TOTAL EXCHANGE TRADED FUNDS (Proceeds $20,874,979)		$19,737,548

PREFERRED STOCKS - 0.0%
Diversified Telecommunication Services - 0.0%
Oi SA - 0.00%	30,438	20,576
		$20,576

Total Securities Sold Short (Proceeds $121,938,889) - 44.0%		$110,224,994

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY
SCHEDULE OF OPTIONS WRITTEN
September 30, 2015 (Unaudited)

	Contracts	Value
CALL OPTIONS
Apple, Inc.
Expiration: January 2016, Exercise Price: $180.00	125	$875
Mobileye NV
Expiration: October 2015, Exercise Price: $45.00	21	5,565
Powershares QQQ Trust Series 1
Expiration: January 2016, Exercise Price: $114.00	856	46,224
SPDR S&P 500 ETF Trust
Expiration: November 2015, Exercise Price: $200.00	214	38,948
Total Call Options		91,612

PUT OPTIONS
Apple, Inc.
Expiration: January 2016, Exercise Price: $105.00	125	73,750
Nextera Energy, Inc.
Expiration: January 2016, Exercise Price: $85.00	150	16,125
Powershares QQQ Trust Series 1
Expiration: October 2015, Exercise Price: $98.00	86	9,030
Solarcity Corp.
Expiration: October 2015, Exercise Price: $42.00	200	42,000
SPDR S&P 500 ETF Trust
Expiration: November 2015, Exercise Price: $175.00	214	42,158
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: October 2015, Exercise Price: $29.00	700	22,050
Tableau Software, Inc.
Expiration: January 2016, Exercise Price: $80.00	21	18,795
Total Put Options		223,908

Total Options Written (Premiums received $346,776) - 0.1%		$315,520

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY
SWAP CONTRACTS
September 30, 2015 (Unaudited)

	Pay/Receive					Unrealized
	Total Return on		Termination	Financing	Notional	Appreciation/
Counterparty	Reference Entity	Reference Entity	Dates	Rate	Value	(Depreciation)

LONG TOTAL RETURN SWAP CONTRACTS

BNP Paribas SA	Aerospace Industrial	Receive	6/1/2016	0.950%	$342,150	$3,945

BNP Paribas SA	Eclat Textile Company Ltd.	Receive	12/1/2015 - 10/3/2016	0.950%	1,125,479	440,773

BNP Paribas SA	Eicher Motors Ltd.	Receive	2/1/2016 - 3/1/2016	0.950%	527,217	62,054

BNP Paribas SA	King Slide Works Co. Ltd.	Receive	12/1/2015 - 10/3/2016	0.950%	1,258,120	260,139

BNP Paribas SA	Taiwan Paiho Ltd.	Receive	3/1/2016 - 9/1/2016	0.950%	1,465,449	590,935

BNP Paribas SA	Tung Thih Electronic Co Ltd.	Receive	9/1/2016 - 10/3/2016	0.110%	1,319,750	318,218

BNP Paribas SA	Vectura Group PLC	Receive	5/3/2016 - 8/1/2016	1.260%	1,477,320	194,197

BNP Paribas SA	Voltronic Power Technology	Receive	12/1/2016	0.940%	308,156	-

Total Long Total Return Swap Contracts - 0.7%						$1,870,261

SHORT TOTAL RETURN SWAP CONTRACTS

BNP Paribas SA	BTG PLC	Pay	6/1/2016 - 9/1/2016	0.110%	$693,304	$88,841

BNP Paribas SA	Circassia Pharmaceuticals	Pay	2/1/2016 - 8/1/2016	-0.990%	442,321	5,025

BNP Paribas SA	Circassia Pharmaceuticals	Pay	12/1/2016	-1.990%	65,599	9,342

BNP Paribas SA	Carillion PLC	Pay	10/3/2016 - 11/1/2016	-2.990%	791,620	78,651

BNP Paribas SA	Metcash Ltd.	Pay	6/1/2016	0.030%	198,942	78,963

BNP Paribas SA	Ocado Group PLC	Pay	5/3/2016 - 12/1/2016	0.110%	980,165	213,087

BNP Paribas SA	Tesco PLC	Pay	1/4/2016 - 6/1/2016	0.110%	500,799	61,207

BNP Paribas SA	Weir Group PLC	Pay	3/1/2016 - 4/1/2016	0.110%	392,972	168,118

BNP Paribas SA	Woolworths Ltd.	Pay	6/1/2016 - 7/2/2018	1.530%	92,376	19,452

Total Short Total Return Swap Contracts - 0.3%						$722,686

The accompanying notes are an integral part of these financial statements.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2015:

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$629,277
Written Options			Written option contracts, at fair value	315,520
Swap Contracts	Unrealized gain on swap contracts	2,592,947	Unrealized loss on swap contracts	-
Total		$3,222,224		$315,520

The average quarterly fair value of purchased and written options during the period ended September 30, 2015 were as follows:

Purchased options	$582,923
Written options	$135,222

The average quarterly notional amounts of swaps during the period ended September 30, 2015 were as follows:

Swaps	$3,073,761

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (unaudited):

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$167,691,327	$18,725,747	(1)	$-	(3)	$186,417,074
Rights	-	170,819		-		170,819
Purchased Options	560,667	68,610		-		629,277
Money Market Funds	48,825,544	-		-		48,825,544
Total Long Investments in Securities	$217,077,538	$18,965,176		$-		$236,042,714

Securities Sold Short:
Common Stocks	$80,614,034	$9,852,836	(1)	$-		$90,466,870
Exchange Traded Funds	19,737,548	-		-		19,737,548
Preferred Stocks	20,576	-		-		20,576
Total Securities Sold Short	$100,372,158	$9,852,836		$-		$110,224,994

Written Options	$258,550	$56,970		$-		$315,520

Other Financial Instruments (2)
Total Return Swap Buy Contracts	$-	$1,870,261		$-		$1,870,261
Total Return Swap Sell Contracts	-	722,686		-		722,686
Total Other Financial Instruments	$-	$2,592,947		$-		$2,592,947

Below are the transfers into or out of Levels 1 and 2 during the quarter ended September 30, 2015:

	Long Securities	Securities Sold Short
Transfers into Level 1	$-	$-
Transfers out of Level 1	1,767,886	665,689
Net Transfers in and/(out) of Level 1	$(1,767,886)	$(665,689)

Transfers into Level 2	1,767,886	$665,689
Transfers out of Level 2	-	-
Net Transfers in and/(out) of Level 2	$1,767,886	$665,689

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on September 30, 2015. See Note 2 in the Notes to Financial Statements.

Transfers between levels are recognized at the end of the reporting period.

(1) The Common Stocks Level 2 balance consists of the value of the associated Level 2 investments in the following industries:

	Long Securities	Securities Sold Short
Auto Components	$1,507,035	$-
Automobiles	662,193	-
Biotechnology	-	286,164
Chemicals	989,055	-
Commercial Services & Supplies	239,975
Diversified Financial Services	2,128,324	-
Diversified Telecommunication Services	1,280,287	-
Food & Staples Retailing	-	1,340,635
Food Products	1,956,240	-
Health Care Equipment & Supplies	440,487	1,553,076
Hotels Restaurants & Leisure	2,159,325	1,230,689
Internet Software & Services	1,187,189	-
IT Services	1,276,748	-
Life Sciences Tools & Services	-	560,699
Machinery	-	1,937,026
Media	-	353,406
Metals & Mining	-	527,676
Multiline Retail	600,646	-
Pharmaceuticals	1,307,757	685,008
Semiconductors & Semiconductor Equipment	1,575,240	1,072,363
Software	1,270,154	-
Trading Companies & Distributors	-	306,094
Wireless Telecommunication Services	145,092	-
	$18,725,747	$9,852,836

(2) Includes cumulative appreciation/depreciation on swap contracts as reported in the Schedule of Investments.

(3) The Common Stocks Level 3 balance consists of the fair value of the associated Level 3 investments in the following industries:

Paper & Forest Products	$-
$-

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MANAGED FUTURES STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)
(Consolidated)
	Shares	Value
MONEY MARKET FUNDS - 74.6%
Fidelity Institutional Money Market Portfolio - Institutional Class
0.13% (a) (b)	9,999,810	$9,999,810
First American Prime Obligations Fund - Class Z
0.05% (a) (b)	9,999,600	9,999,600
Invesco Advisers, Inc. STIT - Prime Portfolio - Institutional Class
0.08% (a) (b)	1,661,356	1,661,356
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class 0.16% (a) (b)
	9,995,881	9,995,881
TOTAL MONEY MARKET FUNDS (Cost $31,656,647)		31,656,647

OTHER SHORT-TERM INVESTMENT VEHICLE - 6.0%
Smith Breeden Institutional Short Duration Portfolio (c)	2,500,000	$2,539,950
TOTAL OTHER SHORT-TERM INVESTMENT VEHICLE (Cost $2,500,000)		2,539,950

Total Investments (Cost $34,156,647) - 80.6%		34,196,597

Other Assets in Excess of Liabilities - 19.4%		8,215,093
Total Net Assets - 100.0%		$42,411,690

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown represents the rate at September 30, 2015.
(b)	All or a portion of the shares have been committed as collateral for swaps.
(c)	Security fair valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The value of these securities total $2,539,950, which represents 6.0% of total net assets.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MANAGED FUTURES STRATEGIES PORTFOLIO
SWAP CONTRACTS
September 30, 2015 (Unaudited)
(Consolidated)

				Unrealized
		Termination	Notional	Appreciation/
Counterparty	Reference Entity	Date	Value	(Depreciation)

LONG TOTAL RETURN SWAP CONTRACTS

Newedge UK Financial Ltd.	Centurion Index (a)	Indefinite	$9,750,000	$(379,772)

Newedge UK Financial Ltd.	Revolution Alpha Program Index (a)	Indefinite	19,809,175	1,429,675

Newedge UK Financial Ltd.	ROW Index (a)	Indefinite	15,034,300	(424,740)

Total Long Total Return Swap Contracts - (1.05%)				$625,163

(a) Security fair valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The net unrealized appreciation of these securities total $625,163, which represents 1.5% of total net assets.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MANAGED FUTURES STRATEGIES PORTFOLIO

The average quarterly notional amount of swaps during the trailing four quarters ended September 30, 2015 were as follows:
Swaps	$55,663,982

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MANAGED FUTURES STRATEGIES PORTFOLIO

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (Unaudited):

Description	Level 1	Level 2		Level 3	Total
Money Market Funds	$31,656,647	$-		$-	$31,656,647
Other Short-Term Investment Vehicle	-	2,539,950		-	2,539,950
Total Investments in Securities	$31,656,647	$2,539,950		$-	$34,196,597

Long Total Return Swap Contracts	$-	$625,163	*	$-	$625,163
Total Other Financial Instruments	$-	$625,163		$-	$625,163

* Includes unrealized appreciation/depreciation on swaps contracts as reported in the Swap Contracts schedule.
There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE - LONG/SHORT DEBT
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 3.8%
Auto Components - 0.0%
UC Holdings, Inc. (a)	3,002	$72,048
Beverages - 0.1%
Marie Brizard Wine & Spirits SA (a)	12,318	267,985
Building Products - 0.0%
Dayton Superior Corp. (Acquired 12/23/2009, Cost $0) (a)(b)(h)	2,804	0
Euramax Holdings, Inc. (a)(h)	137	0
Total Building Products		0

Diversified Telecommunication Services - 0.2%
Globalstar, Inc. (a)	118,285	185,707
Intelsat SA (a)	89,124	573,068
Total Diversified Telecommunication Services		758,775

Food Products - 0.0%
Denmark Topco Ltd. (a)(h)	2,166,256	0
Independent Power and Renewable Electricity Producers - 0.1%
Terraform Power, Inc.	13,166	187,221
Insurance - 0.0%
Syncora Holdings Ltd. (a)	106,447	43,643
Internet & Catalog Retail - 0.1%
Travelport Worldwide Ltd.	13,887	183,586
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	1,010	177,578
Machinery - 0.1%
EnPro Industries, Inc.	8,406	329,263
Media - 1.8%
Altice NV (a)	18,760	392,523
Cablevision Systems Corp. (e)	8,517	276,547
DISH Network Corp. (a)	14,904	869,499
EW Scripps Co.	28,085	496,262
Gray Television, Inc. (a)	99,553	1,270,296
Loral Space & Communications, Inc. (a)(e)	25,771	1,213,299
Nexstar Broadcasting Group, Inc.	10,550	499,543
Sinclair Broadcast Group, Inc.	8,949	226,589
Tribune Media Co.	33,154	1,180,282
Total Media		6,424,840

Oil, Gas & Consumable Fuels - 0.0%
Sprott Resource Corp. (a)	301	138
Transportation Infrastructure - 1.0%
Dura Automotive Systems, Inc. (Acquired 06/25/2008 through 06/25/2009, Cost $2,328,446) (a)(b)(h)	9,420	1,228,801
Macquarie Infrastructure Corp. (e)	27,636	2,063,303
Total Transportation Infrastructure		3,292,104

Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	197,227	1,283,948
TOTAL COMMON STOCKS (Cost $16,655,209)		$13,021,129

CONVERTIBLE PREFERRED STOCKS - 0.3%
Food Products - 0.2%
Bunge Ltd., 4.875% (e)	10,000	981,300
Oil, Gas & Consumable Fuels - 0.1%
Anadarko Petroleum Corp., 7.500% (a)	4,750	177,793
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,211,802)		$1,159,093

PREFERRED STOCKS - 0.0%
Building Products - 0.0%
Dayton Superior Corp., 0.000% (Acquired 12/23/2009, Cost $454,916) (a)(b)(h)	3,115	117,029
TOTAL PREFERRED STOCKS (Cost $454,916)		$117,029

	Principal
	Amount
ASSET BACKED SECURITIES - 1.7%
American Homes 4 Rent Trust
Series 2014-SFR1, Class F, 3.500%, 06/17/2031 (Acquired 08/04/2014, Cost $481,250) (c)(d)	$500,000	483,810

Series 2014-SFR2, Class E, 6.231%, 10/17/2036 (Acquired 09/10/2014, Cost $679,956) (d)	680,000	707,760
American Residential Property Trust
Series 2014-SFR1, Class E, 4.127%, 09/18/2031 (Acquired 08/15/2014, Cost $1,280,322) (c)(d)	1,300,000	1,275,074
Hawaiian Airlines Pass Through Certificates
Series 2013-1, Class B, 4.950%, 07/15/2023	687,398	663,339
Indymac Manufactured Housing Contract
Series 1998-2, Class A4, 6.640%, 12/25/2027	24,900	25,412
Invitation Homes Trust
Series 2013-SFR1, Class E, 2.900%, 12/19/2030 (Acquired 08/12/2014, Cost $478,183) (c)(d)	500,000	481,852
Series 2014-SFR1, Class F, 3.957%, 06/19/2031 (Acquired 08/21/2014, Cost $970,000) (c)(d)	1,000,000	970,056
Progress Residential Trust
Series 2014-SFR1, Class E, 4.357%, 10/17/2031 (Acquired 04/22/2015 through 05/07/2015, Cost $812,599) (c)(d)	792,000	789,653
Structured Asset Securities Corp.
Series 2005-WF3, Class B1, 2.694%, 07/25/2035 (Acquired 06/24/2010, Cost $57,889) (c)(d)	106,817	56,264
Sway Residential Trust
Series 2014-1, Class E, 4.507%, 01/20/2032 (Acquired 04/22/2015 through 04/27/2015, Cost $377,548) (c)(d)	367,000	366,999
TOTAL ASSET BACKED SECURITIES (Cost $5,849,532)		$5,820,219

MORTGAGE BACKED SECURITIES - 28.3%
Air Canada Pass Through Trust
Series 2013-1, Class B, 5.375%, 11/15/2022 (Acquired 04/24/2013, Cost $592,790) (d)	592,790	609,092
Banc of America Alternative Loan Trust
Series 2006-3, Class 2CB1, 6.000%, 04/25/2036	143,777	123,088
Banc of America Commercial Mortgage Trust
Series 2006-5, Class AJ, 5.477%, 09/10/2047	4,214,000	3,909,749
BB-UBS Trust
Series 2012-TFT, Class D, 3.584%, 06/07/2030 (Acquired 05/15/2014 through 07/21/2014, Cost $694,563) (c)(d)	740,000	692,414
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1, 2.784%, 11/25/2036 (c)	168,761	128,497
Capmark Mortgage Securities, Inc.
Series 1997-C1, Class X, 1.709%, 07/15/2029 (c)	12,189,518	468,821
CD Commercial Mortgage Trust
Series 2007-CD4, Class AJ, 5.398%, 12/11/2049 (c)	1,916,000	1,664,326
CD Mortgage Trust
Series 2006-CD2, Class AJ, 5.573%, 01/15/2046 (c)	955,000	886,415
ChaseFlex Trust Series
Series 2007-M1, Class 2AV2, 0.424%, 08/25/2037 (c)	1,744,686	1,257,716
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class D, 3.548%, 10/11/2047 (Acquired 04/13/2015, Cost $517,265) (d)	600,000	474,536
Series 2015-GC27, Class D, 4.577%, 02/12/2048 (Acquired 01/28/2015, Cost $1,836,436) (c)(d)	2,000,000	1,682,314
Citigroup Mortgage Loan Trust
Series 2007-OPX1, Class A2, 0.394%, 01/25/2037 (c)	2,361,714	1,397,492
COMM Mortgage Trust
Series 2014-UBS4, Class D, 4.843%, 08/12/2047 (Acquired 07/23/2014 through 05/04/2015, Cost $5,122,782) (c)(d)(i)	5,498,000	4,792,980
Series 2014-UBS5, Class D, 3.495%, 09/12/2047 (Acquired 02/26/2015, Cost $593,407) (d)	700,000	537,835
Series 2014-UBS6, Class D, 4.115%, 12/12/2047 (Acquired 11/25/2014 through 09/22/2015, Cost $1,415,801) (c)(d)	1,638,000	1,342,919
Commercial Mortgage Trust
Series 2007-GG9, Class AJ, 5.505%, 03/10/2039 (c)	7,349,000	7,083,201
Countrywide Alternative Loan Trust
Series 2003-19CB, Class M, 5.264%, 10/25/2033 (c)	826,826	474,249
Series 2005-17, Class 1A1, 0.454%, 07/25/2035 (c)	1,746,069	1,507,760
Series 2005-J6, Class 1A5, 0.694%, 07/25/2035 (c)	894,825	717,508
Series 2005-56, Class 1A1, 0.924%, 11/25/2035 (c)	454,121	384,320
Series 2006-12CB, Class A10, 0.544%, 05/25/2036 (c)	996,089	642,171
Series 2006-HY11, Class A1, 0.314%, 06/25/2036 (c)	2,142,131	1,857,384
Series 2014-18CB, Class A5, 0.544%, 07/25/2036 (c)	452,707	309,467
Series 2006-24CB, Class A22, 6.000%, 08/25/2036	345,874	316,136
Series 2006-31CB, Class A21, 0.694%, 11/25/2036 (c)	223,250	152,332
Series 2006-39CB, Class 1A14, 0.944%, 01/25/2037 (c)	177,477	132,704
Series 2006-OA12, Class A2, 0.426%, 09/20/2046 (c)	651,723	508,991
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A3, 0.554%, 02/25/2035 (c)	410,532	349,407
Series 2005-2, Class 2A1, 0.514%, 03/25/2035 (c)	480,215	421,033
Series 2005-2, Class 2A3, 0.534%, 03/25/2035 (c)	231,552	187,237
Series 2005-HYB9, Class 1A1, 2.564%, 02/20/2036 (c)	277,317	237,107
Series 2006-3, Class 3A1, 0.444%, 02/25/2036 (c)	342,686	289,156
Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Class AJ, 5.373%, 12/15/2039 (i)	7,560,000	7,320,529
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class AX, 0.989%, 01/15/2037 (Acquired 05/16/2014, Cost $278,389) (c)(d)	10,120,870	221,536
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, Class 2M2, 2.799%, 05/28/2024 (c)	925,000	830,911
Series 2014-C03, Class 1M2, 3.194%, 07/25/2024 (c)	410,000	370,862
Series 2014-C04, Class 1M2, 5.094%, 11/25/2024 (c)	535,000	536,672

Series 2015-C02, Class 1M2, 4.194%, 05/27/2025 (c)	145,000	138,089
Series 2015-C02, Class 2M2, 4.194%, 05/27/2025 (c)	275,000	263,579
Series 2015-C03, Class 1M2, 5.189%, 07/25/2025	742,000	739,767
Fannie Mae REMICS
Series 2011-69, Class AI, 5.000%, 05/25/2018	269,510	11,939
Series 2010-105, Class IO, 5.000%, 08/25/2020	208,700	14,855
Series 2011-124, Class IC, 3.500%, 09/25/2021	258,557	15,156
Series 2008-86, Class IO, 4.500%, 03/25/2023	51,918	2,562
Series 2010-37, Class GI, 5.000%, 04/25/2025	131,627	5,144
Series 2010-121, Class IO, 5.000%, 10/25/2025	113,592	6,808
Series 2011-88, Class WI, 3.500%, 09/25/2026	273,116	28,077
Series 2008-87, Class AS, 7.456%, 07/25/2033 (c)	159,347	36,248
Series 2004-66, Class SE, 6.306%, 09/25/2034 (c)	103,816	18,826
Series 2005-65, Class KI, 6.806%, 08/25/2035 (c)	109,417	21,025
Series 2005-89, Class S, 6.506%, 10/25/2035 (c)	487,021	91,176
Series 2007-75, Class JI, 6.351%, 08/25/2037 (c)	106,251	19,401
Series 2007-85, Class SI, 6.266%, 09/25/2037 (c)	147,605	24,447
Series 2012-126, Class SJ, 4.806%, 11/25/2042 (c)	1,227,830	191,166
Freddie Mac REMICS
Series 3685, Class EI, 5.000%, 03/15/2019	58,092	2,727
Series 3882, Class AI, 5.000%, 06/15/2026	135,099	8,775
Series 3308, Class S, 6.993%, 03/15/2032 (c)	75,418	17,532
Series 2965, Class SA, 5.843%, 05/15/2032 (c)	71,431	11,422
Series 3065, Class DI, 6.413%, 04/15/2035 (c)	167,873	38,904
Series 3031, Class BI, 6.483%, 08/15/2035 (c)	193,046	49,126
Series 3114, Class GI, 6.393%, 02/15/2036 (c)	194,178	45,158
Government National Mortgage Association
Series 2011-167, Class IO, 5.000%, 12/16/2020	267,808	14,613
Series 2012-101, Class AI, 3.500%, 08/20/2027	192,207	23,226
Series 2012-103, Class IB, 3.500%, 04/20/2040	388,851	50,638
Series 2011-157, Class SG, 6.384%, 12/20/2041 (c)	752,709	174,140
GS Mortgage Securities Trust
Series 2014-GC24, Class D, 4.661%, 09/12/2047 (Acquired 09/16/2015, Cost $3,401) (c)(d)	4,000	3,439
Series 2014-GC26, Class D, 4.662%, 11/13/2047 (Acquired 11/21/2014 through 08/04/2015, Cost $6,751,447) (c)(d)(i)	7,409,000	6,394,589
GSAA Home Equity Trust
Series 2006-9, Class A4A, 0.434%, 06/25/2036 (c)	2,412,562	1,368,697
Series 2006-20, Class 2A1A, 0.244%, 01/25/2037 (c)	692,591	477,254
HSI Asset Loan Obligation Trust
Series 2007-WF1, Class A2, 0.294%, 12/25/2036 (c)	506,862	211,151
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class AJ, 5.502%, 06/12/2047 (c)(i)	5,000,000	4,942,385
Series 2014-C26, Class D, 4.070%, 01/17/2048 (Acquired 12/16/2014 through 03/02/2015, Cost $3,832,225) (c)(d)	4,413,000	3,695,371
Series 2015-C27, Class D, 3.985%, 02/18/2048 (Acquired 03/04/2015, Cost $128,086) (c)(d)	146,200	118,220
Series 2015-C31, Class D, 4.273%, 08/17/2048	500,000	403,597
Series 2015-C28, Class D, 3.882%, 10/19/2048 (Acquired 04/02/2015, Cost $608,126) (c)(d)	700,000	551,501
Series 2007-CB19, Class AJ, 5.883%, 02/12/2049 (c)(i)	9,120,944	8,520,695
Luminent Mortgage Trust
Series 2006-2, Class A1A, 0.394%, 02/25/2046 (c)	489,664	361,122
ML-CFC Commercial Mortgage Trust
Series 2007-5, Class AJ, 5.450%, 08/12/2048 (c)(i)	7,441,000	7,320,426
Series 2007-5, Class AJFL, 5.450%, 08/14/2048 (Acquired 06/25/2014 through 03/30/2015, Cost $1,118,661) (c)(d)	1,153,540	1,105,818
Series 2007-9, Class AJ, 6.193%, 09/12/2049 (c)	151,000	150,031
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class D, 3.389%, 10/15/2047 (Acquired 01/27/2015 through 02/24/2015, Cost $1,656,848) (d)	1,931,980	1,586,735
Series 2014-C19, Class D, 3.250%, 12/17/2047 (Acquired 12/09/2014 through 02/10/2015, Cost $1,146,173) (d)	1,400,000	1,141,804
Series 2015-C20, Class D, 3.071%, 02/15/2048 (Acquired 01/23/2015 through 09/30/2015, Cost $1,242,388) (d)	1,552,200	1,185,750
Series 2015-C22, Class D, 4.385%, 04/17/2048 (Acquired 04/10/2015 through 09/22/2015, Cost $1,604,261) (c)(d)	1,760,750	1,475,517
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class AJ, 5.438%, 03/15/2044	1,374,690	1,378,051
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-AR4, Class A1A, 0.364%, 12/25/2036 (c)	621,714	478,047
Series 2007-2, Class A1B, 6.017%, 04/25/2047 (c)	636,283	519,605
Ocwen Loan Servicing LLC
Series 2014-1A, Class IO, 0.210%, 02/28/2028 (Acquired 03/25/2014 through 10/22/2014, Cost $854,132) (d)	82,292,313	816,916
RALI Trust
Series 2007-QO4, Class A1A, 0.384%, 05/25/2047 (c)	296,810	243,461
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 2A1, 2.610%, 07/25/2035 (c)	305,816	261,850
Structured Asset Mortgage Investments II Trust
Series 2006-AR8, Class A1BG, 0.314%, 10/25/2036 (c)	2,324,044	1,856,214
Series 2006-AR8, Class A1A, 0.394%, 10/25/2036 (c)	1,922,618	1,550,534
Terwin Mortgage Trust
Series 2007-QHL1, 0.000%, 10/13/2038 (f)(h)	746,486	0
Wachovia Bank Commercial Mortgage Trust

Series 2007-C30, Class XC, 0.683%, 12/15/2043 (Acquired 03/21/2014, Cost $119,135) (c)(d)	11,851,915	70,898
WaMu Mortgage Pass Through Certificates
Series 2005-AR18, Class 1A1, 2.350%, 01/25/2036 (c)	66,513	63,396
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class D, 4.620%, 09/17/2048	212,000	178,412
Series 2014-LC16, Class D, 3.938%, 08/17/2050 (Acquired 12/10/2014 through 09/22/2015, Cost $808,302) (d)	901,000	750,083
TOTAL MORTGAGE BACKED SECURITIES (Cost $98,089,549)		$96,064,962

CONVERTIBLE BONDS - 3.7%
Biotechnology - 0.7%
AMAG Pharmaceuticals, Inc.
2.500%, 02/15/2019 (e)	1,000,000	1,619,999
Exelixis, Inc.
4.250%, 08/15/2019 (e)	1,000,000	1,206,875
Total Biotechnology		2,826,874

Diversified Consumer Services - 0.2%
Ascent Capital Group, Inc.
4.000%, 07/15/2020 (Acquired 06/11/2014, Cost $824,836) (d)(e)	870,000	626,400
Electrical Equipment - 0.2%
General Cable Corp.
4.500%, 11/15/2029 (e)	940,000	565,763
Energy Equipment & Services - 0.3%
SEACOR Holdings, Inc.
2.500%, 12/15/2027 (Acquired 12/06/2012 through 05/03/2013, Cost $896,265) (d)(e)	850,000	815,469
Health Care Providers & Services - 0.5%
Molina Healthcare, Inc.
1.125%, 01/15/2020 (e)	1,000,000	1,740,000
Internet & Catalog Retail - 0.2%
Ctrip.com International Ltd.
1.000%, 07/01/2020 (Acquired 06/19/2015, Cost $450,000) (d)	450,000	406,688
1.990%, 07/01/2025 (Acquired 06/19/2015, Cost $450,000) (d)	450,000	397,125
Total Internet & Catalog Retail		803,813

Internet Software & Services - 0.3%
Blucora, Inc.
4.250%, 04/01/2019 (e)	780,000	740,025
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc.
4.000%, 07/01/2019 (e)	1,000,000	1,548,750
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc.
3.125%, 05/15/2024	1,140,000	718,200
Energy XXI Ltd.
3.000%, 12/15/2018 (e)	230,000	21,275
Total Oil, Gas & Consumable Fuels		739,475

Pharmaceuticals - 0.3%
Depomed, Inc.
2.500%, 09/01/2021 (e)	870,000	1,035,300
Semiconductors & Semiconductor Equipment - 0.1%
SunEdison, Inc.
2.625%, 06/01/2023 (Acquired 09/25/2015, Cost $588,109) (d)	1,003,000	505,261
Technology Hardware, Storage & Peripherals - 0.1%
Avid Technology, Inc.
2.000%, 06/15/2020 (Acquired 06/10/2015, Cost $462,768) (d)	460,000	319,700
Textiles, Apparel & Luxury Goods - 0.1%
Iconix Brand Group, Inc.
1.500%, 03/15/2018 (e)	580,000	461,100
TOTAL CONVERTIBLE BONDS (Cost $15,376,395)		$12,727,930

CORPORATE BONDS - 36.5%
Aerospace & Defense - 0.2%
Kratos Defense & Security Solutions, Inc.
7.000%, 05/15/2019	693,000	561,330
Air Freight & Logistics - 0.2%
XPO Logistics, Inc.
6.500%, 06/15/2022 (Acquired 06/04/2015 through 07/29/2015, Cost $941,788) (d)	943,000	797,424
Auto Components - 1.5%
Allied Specialty Vehicles, Inc.
8.500%, 11/01/2019 (Acquired 12/04/2013, Cost $329,265) (d)(e)	325,000	338,000
Stackpole International Intermediate/Stackpole International Powder
7.750%, 10/15/2021 (Acquired 10/01/2013 through 08/19/2015, Cost $4,451,829) (d)(e)	4,280,000	4,654,499
Total Auto Components		4,992,499

Automobiles - 0.3%
DriveTime Automotive Group, Inc./DT Acceptance Corp.
8.000%, 06/01/2021 (Acquired 05/22/2014 through 09/29/2014, Cost $1,009,681) (d)(e)	1,010,000	914,050
Banks - 0.3%
Intesa Sanpaolo SpA
5.017%, 06/26/2024 (Acquired 06/19/2014, Cost $499,999) (d)	500,000	493,581
Royal Bank of Scotland Group PLC
6.000%, 12/19/2023	500,000	532,516
Total Banks		1,026,097

Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (Acquired 08/12/2015, Cost $266,000) (d)	266,000	254,695
Building Products - 0.3%
Builders Firstsource, Inc.
10.750%, 08/15/2023 (Acquired 07/24/2015 through 07/27/2015, Cost $682,000) (d)	682,000	681,148
PriSo Acquisition Corp.
9.000%, 05/15/2023 (Acquired 05/01/2015, Cost $239,000) (d)	239,000	231,830
Total Building Products		912,978

Capital Markets - 0.4%
Goldman Sachs Group, Inc.
5.150%, 05/22/2045	330,000	324,096
5.700%, 12/29/2049 (c)	500,000	498,125
KCG Holdings, Inc.
6.875%, 03/15/2020 (Acquired 03/10/2015, Cost $385,952) (d)	390,000	360,750
Total Capital Markets		1,182,971

Chemicals - 1.9%
Blue Cube Spinco, Inc.
9.750%, 10/15/2023 (Acquired 09/25/2015 through 09/30/2015, Cost $1,492,325) (d)	1,468,000	1,526,720
CB Momentive Performance
0.000%, 10/15/2020 (e)(f)(h)	1,988,000	49,700
Eco Services Operations LLC/Eco Finance Corp.
8.500%, 11/01/2022 (Acquired 10/09/2014 through 10/28/2014, Cost $510,243) (d)	500,000	445,000
Hexion, Inc.
8.875%, 02/01/2018 (e)	500,000	396,150
Momentive Performance Materials, Inc.
3.880%, 10/24/2021	500,000	385,000
Perstorp Holding AB
11.000%, 08/15/2017 (Acquired 12/11/2013 through 03/18/2015, Cost $3,090,513) (d)(e)	3,000,000	3,090,000
TPC Group, Inc.
8.750%, 12/15/2020 (Acquired 01/12/2015 through 03/20/2015, Cost $452,078) (d)	500,000	427,500
Total Chemicals		6,320,070

Commercial Services & Supplies - 0.9%
Acosta, Inc.
7.750%, 10/01/2022 (Acquired 08/04/2015, Cost $497,500) (d)	500,000	470,000
Ahern Rentals, Inc.
7.375%, 05/15/2023 (Acquired 04/30/2015, Cost $456,200) (d)	450,000	391,500
Casella Waste Systems, Inc.
7.750%, 02/15/2019	500,000	490,000
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (Acquired 09/16/2015, Cost $272,357) (d)	280,000	264,600
Harland Clarke Holdings Corp.
6.875%, 03/01/2020 (Acquired 09/21/2015, Cost $463,883) (d)	500,000	450,000
Quad/Graphics, Inc.
7.000%, 05/01/2022 (e)	1,170,000	1,047,150
Total Commercial Services & Supplies		3,113,250

Communications Equipment - 0.5%
Anixter, Inc.
5.500%, 03/01/2023 (Acquired 08/04/2015, Cost $135,000) (d)	135,000	132,975
Avaya, Inc.
7.000%, 04/01/2019 (Acquired 05/14/2015, Cost $564,000) (d)	564,000	446,970
10.500%, 03/01/2021 (Acquired 05/07/2014 through 05/29/2015, Cost $558,813) (d)(e)	635,000	292,100
Monitronics International, Inc.
9.125%, 04/01/2020 (e)	1,225,000	1,102,500
Total Communications Equipment		1,974,545

Computers & Peripherals - 0.2%
Seagate HDD Cayman
5.750%, 12/01/2034 (Acquired 11/24/2014, Cost $598,236) (d)	600,000	577,330

Construction & Engineering - 0.3%
AECOM Global II LLC/URS Fox US LP
3.850%, 04/01/2017	500,000	500,000
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (Acquired 03/30/2015 through 07/01/2015, Cost $489,108) (d)	500,000	437,600
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.875%, 04/15/2019 (Acquired 04/03/2014, Cost $358,380) (d)	362,000	304,080
Total Construction & Engineering		1,241,680

Construction Materials - 0.2%
Gates Global LLC/Gates Global Co.
6.000%, 07/15/2022 (Acquired 08/26/2015, Cost $818,525) (d)	1,000,000	805,000
Containers & Packaging - 0.9%
Ardagh Finance Holdings SA
8.625%, 06/15/2019 (Acquired 06/05/2014 through 08/20/2015, Cost $1,372,177) (d)(e)	1,361,074	1,391,698
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.000%, 06/30/2021 (Acquired 08/13/2014, Cost $990,000) (d)(e)	1,000,000	955,000
AVINTIV Specialty Materials, Inc.
7.750%, 02/01/2019	40,000	41,550
BakerCorp International, Inc.
8.250%, 06/01/2019 (Acquired 08/30/2011 through 02/26/2014, Cost $742,251) (d)(e)	750,000	570,000
Total Containers & Packaging		2,958,248

Diversified Consumer Services - 0.1%
Affinion Group, Inc.
7.875%, 12/15/2018 (e)	500,000	367,500
Diversified Financial Services - 2.6%
Ambac Assurance Corp.
5.100%, 06/07/2020 (Acquired 03/04/2013 through 06/17/2014, Cost $615,357) (d)	714,894	768,511
Corolla Trust
5.100%, 08/28/2039 (Acquired 08/15/2014, Cost $1,816,600) (d)	2,344,000	1,675,960
General Electric Capital Corp.
5.250%, 06/29/2049 (c)	500,000	514,500
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (Acquired 07/16/2014 through 08/18/2014, Cost $506,282) (d)(e)	500,000	467,500
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.875%, 04/15/2022 (Acquired 03/26/2014, Cost $1,678,986) (d)(e)	1,670,000	1,519,699
KeHE Distributors LLC/KeHE Finance Corp.
7.625%, 08/15/2021 (Acquired 07/30/2013 through 02/26/2014, Cost $1,430,190) (d)(e)	1,410,000	1,480,500
KKR Group Finance Co. II LLC
5.500%, 02/01/2043 (Acquired 01/25/2013, Cost $790,848) (d)	800,000	837,111
OPE KAG Finance Sub, Inc.
7.875%, 07/31/2023 (Acquired 07/23/2015, Cost $1,029,000) (d)	1,029,000	1,044,435
Quicken Loans, Inc.
5.750%, 05/01/2025 (Acquired 05/01/2015 through 05/04/2015, Cost $608,992) (d)	600,000	568,500
Total Diversified Financial Services		8,876,716

Diversified Telecommunication Services - 0.6%
Frontier Communications Corp.
8.750%, 04/15/2022	500,000	445,265
10.500%, 09/15/2022 (Acquired 09/11/2015 through 09/14/2015, Cost $521,981) (d)	515,000	500,838
11.000%, 09/15/2025 (Acquired 09/11/2015, Cost $418,584) (d)	415,000	401,513
Gardner Denver, Inc.
6.875%, 08/15/2021 (Acquired 09/16/2015, Cost $145,653) (d)	160,000	141,600
Verizon Communications, Inc.
6.550%, 09/15/2043	586,000	693,701
Total Diversified Telecommunication Services		2,182,917

Electric Utilities - 0.4%
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
12.250%, 03/01/2022 (Acquired 05/29/2015 through 06/12/2015, Cost $1,256,187) (c)(d)(f)	1,099,689	1,171,168
GenOn Americas Generation LLC
8.500%, 10/01/2021 (e)	500,000	427,550
Total Electric Utilities		1,598,718

Energy Equipment & Services - 0.3%
Era Group, Inc.
7.750%, 12/15/2022 (e)	810,000	773,550
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	170,000	133,450
Total Energy Equipment & Services		907,000

Food & Staples Retailing - 0.7%
BI-LO LLC/BI-LO Finance Corp.

8.625%, 09/15/2018 (Acquired 09/17/2013 through 08/11/2015, Cost $2,064,956) (d)(e)	2,105,000	1,894,500
Tops Holding LLC/Tops Markets II Corp.
8.000%, 06/15/2022 (Acquired 05/29/2015, Cost $195,000) (d)	195,000	195,000
Total Food & Staples Retailing		2,089,500

Food Products - 0.3%
HJ Heinz Co.
4.875%, 02/15/2025 (Acquired 03/25/2015, Cost $209,751) (d)	191,000	203,878
JBS USA LLC/JBS USA Finance, Inc.
5.750%, 06/15/2025 (Acquired 05/20/2015, Cost $191,221) (d)	190,000	173,850
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 12/05/2013, Cost $264,366) (d)(e)	250,000	242,500
Simmons Foods, Inc.
7.875%, 10/01/2021 (Acquired 04/22/2015, Cost $247,500) (d)	250,000	230,937
Total Food Products		851,165

Health Care Equipment & Supplies - 0.2%
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (Acquired 08/07/2014, Cost $478,459) (d)(e)	500,000	430,000
Fresenius US Finance II, Inc.
4.500%, 01/15/2023 (Acquired 09/16/2015, Cost $306,310) (d)	305,000	304,238
Total Health Care Equipment & Supplies		734,238

Health Care Providers & Services - 0.3%
Air Medical Merger Sub Corp.
6.375%, 05/15/2023 (Acquired 04/24/2015, Cost $291,014) (d)	300,000	273,000
HealthSouth Corp.
5.750%, 09/15/2025 (Acquired 09/11/2015, Cost $180,000) (d)	180,000	174,600
Select Medical Corp.
6.375%, 06/01/2021	450,000	438,750
Total Health Care Providers & Services		886,350

Hotels, Restaurants & Leisure - 1.5%
Boyd Gaming Corp.
6.875%, 05/15/2023	110,000	111,650
Caesar's Entertainment Operating Co., Inc.
10.750%, 02/01/2016 (f)	1,500,000	390,000
6.500%, 06/01/2016 (f)	4,432,000	1,728,480
Caesar's Entertainment Resort Properties LLC
8.000%, 10/01/2020 (e)	858,000	815,099
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (Acquired 03/03/2014 through 05/05/2015, Cost $514,588) (d)(e)	500,000	521,250
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%, 03/15/2019 (Acquired 02/26/2014, Cost $508,786) (d)(e)	500,000	512,500
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	250,000	254,375
9.750%, 09/01/2021 (Acquired 08/06/2015 through 09/30/2015, Cost $524,771) (d)	515,000	524,013
Viking Cruises Ltd.
6.250%, 05/15/2025 (Acquired 05/05/2015, Cost $245,000) (d)	245,000	239,488
Total Hotels, Restaurants & Leisure		5,096,855

Household Products - 0.5%
First Quality Finance Co., Inc.
4.625%, 05/15/2021 (Acquired 09/18/2013, Cost $275,514) (d)(e)	295,000	274,350
Sun Products Corp.
7.750%, 03/15/2021 (Acquired 08/14/2014 through 05/14/2015, Cost $1,355,806) (d)(e)	1,524,000	1,295,400
Total Household Products		1,569,750

Independent Power and Renewable Electricity Producers - 0.6%
Dynegy, Inc.
7.625%, 11/01/2024	220,000	222,200
Syncora Holdings Ltd.
0.000%, 07/07/2024 (Acquired 05/01/2014, Cost $1,852,138) (d)	2,323,000	1,753,865
Total Independent Power and Renewable Electricity Producers		1,976,065

Insurance - 1.6%
Genworth Holdings, Inc.
7.625%, 09/24/2021	500,000	487,500
HUB International Ltd.
7.875%, 10/01/2021 (Acquired 10/10/2014 through 12/03/2014, Cost $645,259) (d)	635,000	606,425
Syncora Holdings Ltd.
6.880%, 09/29/2049 (c)	7,881,000	2,994,779
TIG Finco PLC
8.500%, 03/02/2020 (Acquired 03/20/2015, Cost $589,118) (c)(d)	GBP 408,967	644,214

8.500%, 03/02/2020 (Acquired 07/07/2015, Cost $133,794) (c)(d)	GBP 83,000	130,743
Wayne Merger Sub LLC
8.250%, 08/01/2023 (Acquired 07/30/2015, Cost $664,400) (d)	664,400	636,163
Total Insurance		5,499,824

Internet Software & Services - 0.9%
EarthLink Holdings Corp.
8.875%, 05/15/2019 (e)	3,000,000	3,090,000
Leisure Products - 0.4%
CBC Ammo LLC/CBC FinCo, Inc.
7.250%, 11/15/2021 (Acquired 11/08/2013 through 05/23/2014, Cost $1,664,382) (d)(e)	1,650,000	1,509,750

Life Sciences Tools & Services - 0.3%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.125%, 06/15/2021 (Acquired 04/23/2015 through 04/24/2015, Cost $546,758) (d)	539,800	526,305
Universal Hospital Services, Inc.
7.625%, 08/15/2020	500,000	468,750
Total Life Sciences Tools & Services		995,055

Machinery - 0.6%
ATS Automation Tooling Systems, Inc.
6.500%, 06/15/2023 (Acquired 06/12/2015, Cost $185,000) (d)	185,000	185,463
Navistar International Corp.
8.250%, 11/01/2021	730,000	584,912
NCSG Crane & Heavy Haul Services
9.500%, 08/15/2019 (Acquired 08/08/2014, Cost $1,000,000) (d)	1,000,000	580,000
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.
8.625%, 06/01/2021 (Acquired 07/17/2015, Cost $624,290) (d)	635,000	614,363
Total Machinery		1,964,738

Marine - 0.4%
Global Ship Lease, Inc.
10.000%, 04/01/2019 (Acquired 03/11/2014, Cost $500,242) (d)(e)	500,000	497,500
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, 11/15/2021 (Acquired 12/04/2013, Cost $509,795) (d)(e)	500,000	462,500
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
7.375%, 01/15/2022 (Acquired 12/17/2013 through 11/20/2014, Cost $481,802) (d)(e)	500,000	402,500
Total Marine		1,362,500

Media - 2.2%
Block Communications, Inc.
7.250%, 02/01/2020 (Acquired 08/20/2015, Cost $1,020,232) (d)(e)	1,000,000	989,999
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375%, 05/01/2025 (Acquired 09/24/2015, Cost $676,821) (d)	720,000	656,100
CCO Safari II LLC
4.908%, 07/23/2025 (Acquired 07/09/2015, Cost $160,000) (d)	160,000	159,297
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019	500,000	358,750
DISH DBS Corp.
5.000%, 03/15/2023	311,000	260,463
iHeartCommunications, Inc.
9.000%, 12/15/2019	500,000	427,500
LBI Media, Inc.
10.000%, 04/15/2019 (Acquired 04/17/2014 through 06/02/2015, Cost $516,402) (c)(d)(e)	500,000	507,500
Lee Enterprises, Inc.
9.500%, 03/15/2022 (Acquired 03/21/2014, Cost $768,163) (d)(e)	750,000	697,500
Neptune Finco Corp.
10.125%, 01/15/2023 (Acquired 09/25/2015, Cost $200,000) (d)	200,000	201,750
6.625%, 10/15/2025 (Acquired 09/25/2015, Cost $200,000) (d)	200,000	201,000
10.875%, 10/15/2025 (Acquired 09/25/2015 through 09/30/2015, Cost $221,901) (d)	220,000	222,200
Radio One, Inc.
9.250%, 02/15/2020 (Acquired 01/29/2014 through 01/30/2015, Cost $502,826) (d)(e)	500,000	427,500
SiTV LLC/SiTV Finance, Inc.
10.375%, 07/01/2019 (Acquired 06/11/2015 through 07/30/2015, Cost $673,458) (d)	833,000	633,080
The McClatchy Co.
9.000%, 12/15/2022	500,000	450,000
Viacom, Inc.
5.850%, 09/01/2043	500,000	464,381
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.250%, 07/15/2019	839,000	845,293
Total Media		7,502,313

Metals & Mining - 2.7%
AK Steel Corp.

7.625%, 05/15/2020	160,000	86,800
Aleris International, Inc.
7.875%, 11/01/2020 (Acquired 04/24/2013 through 02/26/2014, Cost $872,371) (d)(e)	852,000	826,525
American Gilsonite Co.
11.500%, 09/01/2017 (Acquired 02/26/2014 through 02/27/2014, Cost $252,527) (d)	250,000	210,000
ArcelorMittal
6.125%, 06/01/2025	220,000	178,200
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.
13.750%, 12/01/2015 (e)(f)	72,000	18,000
BlueScope Steel Ltd.
7.125%, 05/01/2018 (Acquired 06/30/2015, Cost $387,921) (d)	380,000	375,250
Eco-Bat Finance PLC
7.750%, 02/15/2017	EUR 311,000	336,754
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 06/15/2023	$680,000	503,200
New Gold, Inc.
6.250%, 11/15/2022 (Acquired 07/11/2013, Cost $295,069) (d)(e)	305,000	255,438
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%, 02/01/2020 (Acquired 04/29/2014, Cost $1,041,477) (d)(e)	1,000,000	884,800
Thompson Creek Metals Co., Inc.
9.750%, 12/01/2017	490,000	453,250
12.500%, 05/01/2019 (e)	5,333,000	2,826,490
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.750%, 12/15/2018 (Acquired 03/05/2014, Cost $1,592,818) (d)(e)	1,500,000	1,440,000
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.
9.750%, 06/15/2019 (Acquired 04/14/2014, Cost $503,729) (d)(e)	500,000	481,250
Total Metals & Mining		8,875,957

Oil, Gas & Consumable Fuels - 4.6%
Antero Resources Corp.
5.125%, 12/01/2022	815,000	700,900
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, 11/15/2022 (Acquired 07/15/2015 through 07/16/2015, Cost $412,532) (d)	405,000	384,750
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.625%, 01/15/2022	250,000	232,500
7.750%, 04/15/2023 (Acquired 03/24/2015, Cost $174,800) (d)	190,000	175,393
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023	280,000	245,700
Citgo Holding, Inc.
10.750%, 02/15/2020 (Acquired 06/24/2015 through 09/21/2015, Cost $352,370) (d)	345,000	333,788
Comstock Resources, Inc.
9.500%, 06/15/2020 (e)	275,000	75,625
Drill Rigs Holdings, Inc.
6.500%, 10/01/2017 (Acquired 11/30/2012, Cost $500,150) (d)(e)	500,000	383,125
Endeavor Energy Resources LP/EER Finance, Inc.
7.000%, 08/15/2021 (Acquired 04/16/2014, Cost $1,039,828) (d)(e)	1,000,000	925,000
Ferrellgas LP/Ferrellgas Finance Corp.
6.750%, 06/15/2023 (Acquired 06/02/2015, Cost $285,000) (d)	285,000	259,350
Gastar Exploration, Inc.
8.625%, 05/15/2018	250,000	157,500
Genesis Energy LP/Genesis Energy Finance Corp.
6.750%, 08/01/2022	200,000	187,700
Halcon Resources Corp.
8.625%, 02/01/2020 (Acquired 04/21/2015 through 07/28/2015, Cost $460,966) (d)	460,000	382,375
Hilcorp Energy I LP/Hilcorp Finance Co.
5.000%, 12/01/2024 (Acquired 08/20/2015, Cost $886,573) (d)	1,000,000	850,000
Kinder Morgan Energy Partners LP
5.400%, 09/01/2044	500,000	402,488
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.875%, 06/01/2025	650,000	597,870
Memorial Production Partners LP/Memorial Production Finance Corp.
7.625%, 05/01/2021	360,000	243,000
Midcontinent Communications & Midcontinent Finance Corp.
6.875%, 08/15/2023 (Acquired 08/11/2015, Cost $130,000) (d)	130,000	129,513
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.000%, 06/01/2020 (Acquired 05/22/2015 through 09/14/2015, Cost $1,291,625) (d)	1,427,400	1,034,864
Murray Energy Corp.
11.250%, 04/15/2021 (Acquired 04/10/2015, Cost $323,909) (d)	335,000	175,875
NGPL PipeCo LLC
7.119%, 12/15/2017 (Acquired 09/10/2015 through 09/17/2015, Cost $521,571) (d)	530,000	503,500
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.500%, 04/01/2019	1,280,000	1,126,400
Northern Oil and Gas, Inc.
8.000%, 06/01/2020	1,000,000	743,750

Overseas Shipholding Group, Inc.
8.125%, 03/30/2018 (e)	2,000,000	2,040,000
7.500%, 02/15/2021 (e)	250,000	251,250
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, 05/15/2023 (Acquired 05/07/2015 through 07/29/2015, Cost $432,647) (d)	430,000	373,025
Petroleos Mexicanos
6.375%, 01/23/2045	500,000	449,200
Sabine Pass Liquefaction LLC
5.625%, 03/01/2025 (Acquired 09/29/2015, Cost $350,000) (d)	400,000	352,000
SandRidge Energy, Inc.
8.750%, 06/01/2020 (Acquired 08/14/2015 through 08/25/2015, Cost $286,634) (d)	380,000	230,375
SM Energy Co.
5.625%, 06/01/2025	280,000	240,800
Tullow Oil PLC
6.000%, 11/01/2020 (Acquired 11/01/2013, Cost $240,000) (d)(e)	240,000	168,600
6.250%, 04/15/2022 (Acquired 04/03/2014 through 08/11/2014, Cost $599,000) (d)(e)	600,000	420,000
United Refining Co.
10.500%, 02/28/2018	850,000	879,750
Whiting Petroleum Corp.
5.750%, 03/15/2021	220,000	190,410
Total Oil, Gas & Consumable Fuels		15,846,376

Paper & Forest Products - 1.6%
Cenveo Corp.
11.500%, 05/15/2017 (e)	3,450,000	3,191,249
6.000%, 08/01/2019 (Acquired 09/29/2014, Cost $472,306) (d)(e)	500,000	425,000
8.500%, 09/15/2022 (Acquired 09/02/2014 through 01/07/2015, Cost $441,218) (d)(e)	500,000	340,000
PaperWorks Industries, Inc.
9.500%, 08/15/2019 (Acquired 07/30/2014 through 08/11/2014, Cost $558,107) (d)(e)	550,000	530,750
Plastipak Holdings, Inc.
6.500%, 10/01/2021 (Acquired 09/25/2013 through 10/11/2013, Cost $636,526) (d)(e)	630,000	601,650
Total Paper & Forest Products		5,088,649

Pharmaceuticals - 0.7%
Capsugel SA
7.000%, 05/15/2019 (Acquired 11/05/2013 through 05/13/2014, Cost $2,046,238) (d)(e)	2,000,000	1,995,000
Concordia Healthcare Corp.
7.000%, 04/15/2023 (Acquired 04/13/2015 through 05/05/2015, Cost $538,390) (d)	525,000	458,063
Total Pharmaceuticals		2,453,063

Professional Services - 0.5%
Southern Graphics, Inc.
8.375%, 10/15/2020 (Acquired 01/23/2013 through 04/28/2014, Cost $1,265,314) (d)(e)	1,230,000	1,230,000
Visant Corp.
10.000%, 10/01/2017	500,000	408,750
Total Professional Services		1,638,750

Real Estate Investment Trusts (REITs) - 0.1%
Communications Sales & Leasing, Inc./CSL Capital LLC
6.000%, 04/15/2023 (Acquired 04/16/2015, Cost $218,343) (d)	215,000	191,350
Corrections Corporation of America
5.000%, 10/15/2022	70,000	70,175
Total Real Estate Investment Trusts (REITs)		261,525

Real Estate Management & Development - 0.2%
K. Hovnanian Enterprises, Inc.
8.000%, 11/01/2019 (Acquired 10/31/2014, Cost $945,000) (d)	945,000	678,038
Road & Rail - 0.5%
CTP Transportation Products LLC/CTP Finance, Inc.
8.250%, 12/15/2019 (Acquired 02/19/2015, Cost $729,753) (d)	700,000	743,750
JCH Parent, Inc.
10.500%, 03/15/2019 (Acquired 06/05/2014 through 09/15/2015, Cost $518,060) (d)(e)	528,388	369,872
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (Acquired 01/24/2014, Cost $1,000,000) (d)(e)	1,000,000	702,500
Total Road & Rail		1,816,122

Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc.
5.250%, 01/15/2024 (Acquired 07/15/2015, Cost $720,554) (d)	750,000	688,125
Software - 0.3%
Blue Coat Holdings, Inc.
8.375%, 06/01/2023 (Acquired 05/19/2015, Cost $340,000) (d)	340,000	339,150
First Data Corp.
12.625%, 01/15/2021	500,000	568,125
Total Software		907,275

Specialty Retail - 1.3%
Caleres, Inc.
6.250%, 08/15/2023 (Acquired 07/21/2015, Cost $500,000) (d)	500,000	501,250
Neiman Marcus Group Ltd. LLC
8.000%, 10/15/2021 (Acquired 08/06/2015 through 08/25/2015, Cost $286,431) (d)	270,000	278,100
Outerwall, Inc.
5.875%, 06/15/2021	493,000	461,571
Petco Holdings, Inc.
8.500%, 10/15/2017 (Acquired 08/06/2014, Cost $814,866) (d)	806,000	812,045
Toys R Us Property Co. II LLC
8.500%, 12/01/2017 (e)	2,500,000	2,393,750
Total Specialty Retail		4,446,716

Textiles, Apparel & Luxury Goods - 0.2%
Industrias Unidas SA de CV
8.750%, 03/26/2010 (f)(h)	38,000	0
Springs Industries, Inc.
6.250%, 06/01/2021 (e)	827,000	818,730
Total Textiles, Apparel & Luxury Goods		818,730

Tobacco - 0.1%
Alliance One International, Inc.
9.875%, 07/15/2021	500,000	427,500
Trading Companies & Distributors - 0.1%
Fly Leasing Ltd.
6.375%, 10/15/2021	500,000	505,000
Wireless Telecommunication Services - 0.7%
Intelsat Jackson Holdings SA
7.250%, 10/15/2020	500,000	458,750
5.500%, 08/01/2023	311,000	255,798
Sprint Communications, Inc.
9.250%, 04/15/2022 (e)	1,025,000	1,004,500
Sprint Corp.
7.250%, 09/15/2021	670,000	548,563
Total Wireless Telecommunication Services		2,267,611

TOTAL CORPORATE BONDS (Cost $136,871,366)		$123,412,558

US TREASURY BILLS - 0.4%
United States Treasury Bills
0.000%, 03/03/2016 (g)	290,000	289,961
0.000%, 06/23/2016 (g)	990,000	988,729
TOTAL US TREASURY BILLS (Cost $1,278,194)		1,278,690

BANK LOANS - 21.5%
Academy Sports + Outdoors
5.000%, 06/16/2022 (c)	964,388	958,486
Affinion Group, Inc. Term Loan B
6.750%, 04/30/2018 (c)	1,491,539	1,395,052
AgroFresh Term Loan
5.750%, 07/31/2021 (c)	1,181,040	1,175,631
AmeriLife Group LLC
9.750%, 01/09/2023 (c)	324,000	317,520
AmeriLife Group LLC Term Loan
5.750%, 07/08/2022 (c)	219,450	218,627
Answers Corp. Term Loan
6.250%, 10/01/2021 (c)	1,110,822	801,647
Arch Coal, Inc. Term Loan
6.250%, 05/16/2018 (c)	329,651	185,429
Arizona Chemical USA, Inc. Term Loan 2nd Lien
7.500%, 06/10/2022 (c)	750,000	752,813
Asurion LLC Term Loan 2nd Lien
8.500%, 03/03/2021 (c)	299,905	268,715
Auction.com Term Loan
6.000%, 05/07/2019 (c)	1,226,835	1,217,634
Bats Global Markets Term Loan
5.750%, 01/31/2020 (c)	161,167	161,703
Bob's Discount Furniture Term Loan 1st Lien
5.250%, 02/12/2021 (c)	1,081,313	1,065,093
Bob's Discount Furniture Term Loan 2nd Lien
9.000%, 02/07/2022 (c)	1,510,000	1,464,700
Bowie Resources LLC Term Loan 2nd Lien

11.750%, 08/16/2021 (c)	177,060	162,895
BRG Holdings Corp. Term Loan 2nd Lien
10.250%, 04/14/2022 (c)	1,717,000	1,682,660
Builders FirstSource Term Loan B
6.000%, 07/22/2022 (c)	645,000	638,956
Caesar's Entertainment Operating Co., Inc. Term Loan B 1st Lien
13.000%, 01/28/2018 (c)(f)	774,595	697,136
Caesar's Entertainment Operating Co., Inc. Term Loan B-5
10.000%, 01/29/2018 (c)(f)	537,136	488,123
Caesar's Entertainment Operating Co., Inc. Term Loan B-6
11.000%, 01/29/2018 (c)(f)	835,701	770,934
Caesar's Entertainment Resort Properties LLC Term Loan 1st Lien
7.000%, 10/11/2020 (c)	787,455	732,333
CBAC Borrower LLC Term Loan B
8.250%, 07/02/2020 (c)	161,000	151,340
Cirque Du Soleil Term Loan 2nd Lien
9.250%, 07/10/2023 (c)	353,000	346,381
Confie Seguros Term Loan 1st Lien
5.750%, 11/09/2018 (c)	179,537	179,537
CSC Holdings Term Loan B
5.000%, 09/23/2022 (c)	593,000	589,146
Dae Aviation Standard Aero Term Loan
5.250%, 06/24/2022 (c)	800,000	800,000
Del Monte Foods, Inc. Term Loan 2nd Lien
8.250%, 08/18/2021 (c)	1,863,000	1,648,755
Dell, Inc. Term Loan
4.000%, 04/29/2020 (c)	972,563	967,097
Direct ChassisLink, Inc. Term Loan 2nd Lien
8.250%, 11/30/2021 (c)(h)	819,117	820,182
EagleView Technologies, Inc. Term Loan 1st Lien
5.250%, 08/31/2022 (c)	578,000	570,295
Eastman Kodak Co. Term Loan
7.250%, 09/03/2019 (c)	982,412	939,186
Emerging Markets Communications Term Loan 1st Lien
6.750%, 06/29/2021 (c)	518,700	505,733
Encompass Digital Media, Inc. Term Loan 2nd Lien
8.750%, 06/03/2022 (c)	1,759,000	1,723,820
Endemol US Term Loan 1st Lien
6.750%, 08/11/2021 (c)	925,327	892,367
Energy Future Intermediate Holding Co. LLC DIP Term Loan
4.250%, 06/19/2016 (c)	2,000,000	1,992,499
Environmental Resources Management, Inc. Term Loan 1st Lien
5.000%, 05/16/2021 (c)	1,166,000	1,157,255
Esmalglass SAU Term Loan B 1st Lien
5.250%, 02/06/2022 (c)	1,591,000	1,733,348
Euramax International, Inc. Term Loan
12.250%, 09/30/2016 (c)	1,590,180	1,470,917
Expro Holdings Term Loan
5.750%, 08/12/2021 (c)	1,029,600	832,689
Fieldwood Energy LLC 2nd Lien Term Loan
8.375%, 09/30/2020 (c)	1,701,000	467,775
First Advantage/STG-Fairway Term Loan 1st Lien
6.250%, 06/29/2022 (c)	807,196	804,169
Genesis Healthcare Corp. Term Loan
10.000%, 12/04/2017 (c)	566,661	577,995
Global Healthcare Term Loan B
5.500%, 08/12/2022 (c)	504,000	505,260
Global Tel Link Corp. Term Loan 2nd Lien
9.000%, 11/23/2020 (c)	2,714,000	2,564,730
GST Autoleather 1st Lien
6.500%, 06/03/2020 (c)	661,320	648,094
J.C. Penney Co., Inc. Term Loan
6.000%, 05/22/2018 (c)	1,430,397	1,420,570
Jack's Family Restaurants Term Loan 1st Lien
5.750%, 06/24/2022 (c)	842,000	829,370
Jackson Hewitt Term Loan B
8.000%, 07/24/2020 (c)	1,099,000	1,077,020
Jacob's Entertainment, Inc. Term Loan 2nd Lien
13.000%, 10/29/2019 (c)	389,000	389,000
Jeld-Wen Term Loan Incremental
5.000%, 06/30/2022 (c)	253,000	251,894
Long Term Care Group Holdings Corp. Term Loan B
6.000%, 06/08/2020 (c)	667,774	607,674
Marine Acquisition Corp. Term Loan B

5.250%, 02/01/2021 (c)	1,097,096	1,097,096
Mergermarket USA, Inc. Term Loan 1st Lien
4.500%, 02/04/2021 (c)	477,725	465,782
Mergermarket USA, Inc. Term Loan 2nd Lien
7.500%, 02/04/2022 (c)	495,000	450,450
Navex Global Term Loan 1st Lien
5.750%, 11/19/2021 (c)	80,393	79,589
Navex Global Term Loan 2nd Lien
9.750%, 11/18/2022 (c)	877,000	863,845
Novolex Holdings Term Loan
6.000%, 11/11/2021 (c)	508,722	505,756
NXT Capital LLC Term Loan B
6.250%, 09/04/2018 (c)	710,500	708,724
Oasis Holdings Term Loan
2.500%, 10/04/2020 (c)(h)	6,380,000	3,158,100
P2 Lower Acquisition LLC Term Loan
5.500%, 10/22/2020 (c)	457,294	458,154
P2 Lower Acquisition LLC Term Loan 2nd Lien
9.500%, 10/22/2021 (c)	1,903,000	1,886,348
Pacific 2 Term Loan B
0.100%, 10/17/2022 (c)	129,496	161,613
PHS Senior Term Loan
5.529%, 04/17/2020 (c)	27,253	39,527
PlayPower, Inc. Term Loan
5.750%, 06/23/2021 (c)	985,530	980,602
Preferred Sands Term Loan
6.750%, 08/12/2020 (c)	320,542	203,544
Prime Security Services Borrower LLC Term Loan 1st Lien
5.000%, 06/23/2021 (c)	852,000	851,472
Prime Security Services Borrower LLC Term Loan 2nd Lien
9.750%, 06/17/2022 (c)	434,000	426,405
Sorenson Communications, Inc. Term Loan 1st Lien
8.000%, 04/30/2020 (c)	493,750	498,688
Sun Products Corp. Term Loan B
5.500%, 03/23/2020 (c)	1,489,238	1,398,648
Systems Maintenance Services, Inc. Term Loan 2nd Lien
9.250%, 10/16/2020 (c)	493,000	488,070
TeamHealth Bridge Loan
0.000%, 09/25/2016 (c)	1,153,000	1,153,000
Tensar 2nd Lien
9.500%, 07/09/2022 (c)	681,000	551,610
Travelport Finance Term Loan B
5.750%, 09/02/2021 (c)	6,343,045	6,307,396
USAGM Holdco LLC Term Loan
4.750%, 07/27/2022 (c)	479,210	472,922

4.750%, 07/27/2022 (c)	33,790	33,347
Visant Term Loan
7.000%, 08/13/2021 (c)	931,855	855,750
William Morris Endeavor Entertainment LLC Term Loan 2nd Lien
8.250%, 05/06/2022 (c)	1,510,000	1,430,725
YRC Worldwide, Inc. Term Loan 1st Lien
8.250%, 02/13/2019 (c)	4,962,121	4,769,838
TOTAL BANK LOANS (Cost $76,274,689)		$72,917,186

CLOSED-END FUNDS - 0.1%	Shares
Blackstone/GSO Strategic Credit Fund	13,110	186,294
Invesco Senior Income Trust	27,602	115,376
Voya Prime Rate Trust	35,222	178,223
TOTAL CLOSED-END FUNDS (Cost $487,095)		$479,893

EXCHANGE TRADED FUNDS - 0.1%
BlackRock Floating Rate Income Strategies Fund, Inc.	14,589	188,782
TOTAL EXCHANGE TRADED FUNDS (Cost $188,837)		$188,782

OTHER SECURITIES - 0.0%
PTMH Halcyon (a)(h)	255,221	0
SlavInvestBank Loan Participation Notes
9.875%, 12/31/2012 (f)(h)	45,000	0
Tribune Litigation Interest (a)(h)	13,789	0
TOTAL OTHER SECURITIES (Cost $58,789)		$0

WARRANTS - 0.0%
UC Holdings, Inc.
Expiration August 2020, Exercise Price: $1.00 (a)	9,606	42,651
TOTAL WARRANTS (Cost $498,773)		$42,651

PURCHASED OPTIONS - 0.1%
Put Options - 0.1%	Contracts
iShares Russell 2000 ETF
Expiration December 2015, Exercise Price: $108.00	726	375,342
TOTAL PURCHASED OPTIONS (Cost $299,143)		$375,342

MONEY MARKET FUNDS - 13.2%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.16% (c)	44,653,625	44,653,625
TOTAL MONEY MARKET FUNDS (Cost $44,653,625)		$44,653,625

Total Investments (Cost $398,247,914) - 109.7%		372,259,089

Liabilities in Excess of Other Assets - (9.7)%		(32,835,145)
TOTAL NET ASSETS - 100.0%		$339,423,944

Percentages are stated as a percent of net assets.

EUR	Euro
(a)	Non-income producing.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by the Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At September 30, 2015, the value of these securities total $1,345,830 which represents 0.4% of total net assets.

(c)	Variable Rate Security. The rate shown represents the rate at September 30, 2015.
(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by the Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At September 30, 2015, the value of these securities total $112,908,423 which represents 33.3% of total net assets.

(e)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total value of $61,098,074.
(f)	Default or other conditions exist and security is not presently accruing income.
(g)	All or a portion have been committed as collateral for futures.
(h)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At September 30, 2015, the value of these securities total $5,373,812 which represents 1.6% of total net assets.

(i)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE - LONG/SHORT DEBT
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 4.1%
Biotechnology - 0.6%
AMAG Pharmaceuticals, Inc.	34,100	$1,354,793
Exelixis, Inc.	134,900	756,789
Total Biotechnology		2,111,582

Diversified Consumer Services - 0.0%
Ascent Capital Group, Inc.	5,310	145,388
Diversified Financial Services - 0.0%
iPayment Holdings, Inc.	23,861	119,305
Electrical Equipment - 0.1%
General Cable Corp.	21,100	251,090
Energy Equipment & Services - 0.1%
SEACOR Holdings, Inc.	4,450	266,155
Food Products - 0.2%
Bunge Ltd.	7,700	564,410
Health Care Providers & Services - 0.5%
Molina Healthcare, Inc.	23,300	1,604,205
Insurance - 0.4%
Primerica, Inc.	31,283	1,409,925
Internet & Catalog Retail - 0.1%
Ctrip.com International Ltd. - ADR	4,890	308,950
Internet Software & Services - 0.0%
Blucora, Inc.	11,030	151,883
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc.	149,600	1,277,584
Media - 0.3%
Viacom, Inc. - Class B	20,865	900,325
Multiline Retail - 0.5%
J.C. Penney Co., Inc.	180,919	1,680,738
Oil, Gas & Consumable Fuels - 0.1%
Cobalt International Energy, Inc.	29,639	209,844
Western Gas Equity Partners LP	2,850	112,376
Total Oil, Gas & Consumable Fuels		322,220

Pharmaceuticals - 0.2%
Depomed, Inc.	37,970	715,734
Semiconductors & Semiconductor Equipment - 0.0%
SunEdison, Inc.	11,674	83,819
Specialty Retail - 0.4%
Outerwall, Inc.	24,126	1,373,493
Technology Hardware, Storage & Peripherals - 0.0%
Avid Technology, Inc.	12,975	103,281
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	6,032	174,506

Iconix Brand Group, Inc.	7,430	100,453
Total Textiles, Apparel & Luxury Goods		274,959

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc.	31,208	203,164
TOTAL COMMON STOCKS (Proceeds $17,214,671)		$13,868,210

	Principal
	Amount
CONVERTIBLE BONDS - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc.
0.000%, 06/15/2019	$430,000	471,656
TOTAL CONVERTIBLE BONDS (Proceeds $502,390)		$471,656

CORPORATE BONDS - 5.0%
Aerospace & Defense - 0.0%
Bombardier, Inc.
7.500%, 03/15/2025	220,000	165,000
Building Products - 0.0%
Builders Firstsource, Inc.
10.750%, 08/15/2023	130,000	129,838
Chemicals - 0.6%
Axiall Corp.
4.875%, 05/15/2023	1,000,000	840,000
Chemours Co.
6.625%, 05/15/2023	220,000	147,950
INEOS Group Holdings SA
5.875%, 02/15/2019	500,000	465,000
Koppers, Inc.
7.875%, 12/01/2019	320,000	320,800
Platform Specialty Products Corp.
6.500%, 02/01/2022	193,000	165,980
Total Chemicals		1,939,730

Diversified Financial Services - 0.1%
Navient Corp.
7.250%, 01/25/2022	220,000	192,500
Diversified Telecommunication Services - 0.1%
Windstream Services LLC
6.375%, 08/01/2023	260,000	187,356
Energy Equipment & Services - 0.2%
SESI LLC
7.125%, 12/15/2021	585,000	574,031
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC/New Red Finance, Inc.
4.625%, 01/15/2022	260,000	254,202
MGM Resorts International
6.000%, 03/15/2023	1,500,000	1,455,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.

5.500%, 03/01/2025	110,000	94,325
Total Hotels, Restaurants & Leisure		1,803,527

Household Products - 0.8%
Energizer Holdings, Inc.
5.500%, 06/15/2025	2,800,000	2,726,500
Internet Software & Services - 0.1%
iPayment, Inc.
10.250%, 05/15/2018	95,000	90,250
9.500%, 12/15/2019	381,187	377,375
Total Internet Software & Services		467,625

Media - 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, 01/15/2024	2,710,000	2,588,050
Metals & Mining - 0.8%
Alcoa, Inc.
5.125%, 10/01/2024	220,000	210,650
Cliffs Natural Resources, Inc.
7.750%, 03/31/2020	148,000	59,200
6.250%, 10/01/2040	386,000	115,800
Corp Nacional del Cobre de Chile
3.000%, 07/17/2022	390,000	356,882
FMG Resources
9.750%, 03/01/2022	110,000	102,438
Freeport-McMoRan, Inc.
3.100%, 03/15/2020	1,500,000	1,249,695
New Gold, Inc.
7.000%, 04/15/2020	155,000	144,925
Vale Overseas Ltd.
4.375%, 01/11/2022	500,000	442,365
Total Metals & Mining		2,681,955

Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp.
5.750%, 03/15/2023	220,000	143,481
Comstock Resources, Inc.
10.000%, 03/15/2020	255,000	177,225
Energy XXI Gulf Coast, Inc.
11.000%, 03/15/2020	210,000	98,700
SandRidge Energy, Inc.
8.750%, 06/01/2020	650,000	394,063
WPX Energy, Inc.
5.250%, 09/15/2024	750,000	603,750
Total Oil, Gas & Consumable Fuels		1,417,219

Paper & Forest Products - 0.1%
Tembec Industries, Inc.
9.000%, 12/15/2019	233,000	174,750
Technology Hardware, Storage & Peripherals - 0.2%
Sungard Availability Services Capital, Inc.
8.750%, 04/01/2022	997,000	598,200

Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.
5.000%, 05/01/2025	220,000	215,600
PVH Corp.
4.500%, 12/15/2022	500,000	483,750
Total Textiles, Apparel & Luxury Goods		699,350

Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc.
6.000%, 11/15/2022	610,000	459,025
TOTAL CORPORATE BONDS (Proceeds $17,854,911)		$16,804,656

	Shares
EXCHANGE TRADED FUNDS - 1.6%
iShares Russell 2000 ETF	7,540	823,368
Market Vectors Oil Service ETF	23,390	642,757
SPDR S&P 500 ETF Trust	19,835	3,800,981
TOTAL EXCHANGE TRADED FUNDS (Proceeds $5,609,937)		$5,267,106

	Principal
	Amount
US GOVERNMENT NOTE/BOND - 2.1%
United States Treasury Notes
2.250%, 03/31/2021	$7,000,000	7,267,421
TOTAL US GOVERNMENT NOTE/BOND (Proceeds $7,015,316)		$7,267,421

Total Securities Sold Short (Proceeds $48,197,225) - 12.9%		$43,679,049

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE - LONG/SHORT DEBT
SCHEDULE OF OPTIONS WRITTEN
September 30, 2015 (Unaudited)

	Contracts	Value
Put Options
iShares Russell 2000 ETF
Expiration: December 2015, Exercise Price: $90.00	726	$71,874
Total Put Options		71,874

Total Options Written (Premiums received $88,539) - 0.0%		$71,874

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE - LONG/SHORT DEBT
FUTURES CONTRACTS
September 30, 2015 (Unaudited)

	Expiration		Underlying Notional	Unrealized
	Month	Contracts	Amount at Value	Appreciation (Depreciation)
Futures Contracts Purchased
US 10Yr Note	December 2015	221	$28,450,297	$305,039
US 5Yr Note	December 2015	45	5,423,203	31,877
Euro-Bond Future	December 2015	19	3,316,025	61,531
US 2Yr Note	December 2015	4	876,125	990
Total Futures Contracts Purchased				$399,437
Short Futures Contracts
US Ultra Bond	December 2015	1	$160,406	$(2,049)
US Long Bond	December 2015	12	1,888,125	(33,687)
USA IRS 10Yr Prime	December 2015	164	17,043,188	(290,994)
USA IRS 5Yr Prime	December 2015	441	45,195,609	(455,512)
Total Short Futures Contracts				$(782,242)

Total Futures Contracts - (0.1%)				$(382,805)

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE - LONG/SHORT DEBT
SWAP CONTRACTS
September 30, 2015 (Unaudited)

							Maximum	Upfront
			(Pay)/			Moody's Rating	Potential	Premium	Unrealized
		Buy/Sell	Receive	Termination	Notional	of Reference	Future Payment	Paid	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	(Receipt)	(Received)	(Depreciation)

Credit Default Swap Buy Contracts

BNP Paribas S.A.	Alcoa, Inc.	Buy	(1.00%)	Mar 20 2019	$3,500,000	Ba1	$(3,500,000)	$85,521	$37,028
BNP Paribas S.A.	International Paper Co.	Buy	(1.00%)	Sep 20 2018	4,000,000	Baa2	(4,000,000)	(9,216)	(65,759)
BNP Paribas S.A.	Markit CDX.HY.23 (a)	Buy	(5.00%)	Dec 20 2019	2,910,000	B1	(2,910,000)	(143,252)	3,223
BNP Paribas S.A.	Markit CDX.NA.HY.24 (a)	Buy	(5.00%)	Jun 20 2020	9,900,000	Baa2	(9,900,000)	(561,845)	273,708
BNP Paribas S.A.	Markit CDX.NA.HY.25 (a)	Buy	(5.00%)	Dec 20 2020	1,000,000	B1	(1,000,000)	(1,399)	1,199
BNP Paribas S.A.	Markit CMBX.NA.BB.6 (b)	Buy	(5.00%)	May 11 2063	5,000,000	Baa1	(5,000,000)	43,487	135,419
BNP Paribas S.A.	Markit CMBX.NA.BB.67 (b)	Buy	(5.00%)	Jan 17 2047	5,000,000	Baa2	(5,000,000)	56,756	212,775
BNP Paribas S.A.	Nucor Corp.	Buy	(1.00%)	Mar 20 2019	3,000,000	Baa2	(3,000,000)	(44,122)	(1,640)
BNP Paribas S.A.	Stanley Black & Decker, Inc.	Buy	(1.00%)	Dec 20 2018	3,000,000	Baa1	(3,000,000)	(32,519)	(21,562)
Credit Suisse	Best Buy, Inc.	Buy	(5.00%)	Jun 20 2019	3,000,000	Baa2	(3,000,000)	(162,416)	(236,687)
Credit Suisse	Darden Restaurants, Inc.	Buy	(1.00%)	Sep 20 2020	2,000,000	Ba1	(2,000,000)	(12,173)	2,180
Credit Suisse	Expedia, Inc.	Buy	(1.00%)	Dec 20 2019	3,500,000	Ba1	(3,500,000)	50,631	(93,559)
Credit Suisse	Staples, Inc.	Buy	(1.00%)	Jun 20 2019	5,000,000	Baa2	(5,000,000)	259,724	(223,925)
Credit Suisse	The Walt Disney Co.	Buy	(1.00%)	Sep 20 2018	3,000,000	A2	(3,000,000)	(60,823)	(18,241)
Credit Suisse	Xerox Corp.	Buy	(1.00%)	Dec 20 2019	3,000,000	Baa2	(3,000,000)	(22,798)	34,722
Goldman Sachs & Co.	Capital One Financial Corp.	Buy	(1.00%)	Dec 20 2016	2,000,000	Baa1	(2,000,000)	4,590	(27,436)
Goldman Sachs & Co.	H&R Block, Inc.	Buy	(5.00%)	Jun 20 2018	2,000,000	Baa3	(2,000,000)	(171,635)	(50,899)
Goldman Sachs & Co.	Kimco Realty Corp.	Buy	(1.00%)	Jun 20 2016	2,250,000	Baa1	(2,250,000)	4,830	(18,687)
Goldman Sachs & Co.	Mohawk Industries, Inc.	Buy	(1.00%)	Jun 20 2017	2,000,000	Baa2	(2,000,000)	23,761	(53,573)
Goldman Sachs & Co.	YUM! Brands, Inc.	Buy	(1.00%)	Mar 20 2018	3,000,000	Baa3	(3,000,000)	(20,723)	(25,393)
Morgan Stanley & Co., Inc.	Avon Products, Inc.	Buy	(5.00%)	Sep 20 2020	1,000,000	Ba2	(1,000,000)	64,279	131,299
Morgan Stanley & Co., Inc.	J.C. Penney Co., Inc.	Buy	(5.00%)	Sep 20 2020	1,000,000	Caa2	(1,000,000)	42,853	17,389

Total Credit Default Swap Buy Contracts									11,581

Credit Default Swap Sell Contracts

Credit Suisse	MGM Holdings, Inc.	Buy	5.00%	Jun 20 2018	1,500,000	B3	(1,500,000)	16,828	85,823

Total Credit Default Swap Sell Contracts									85,823

Total Credit Default Swap Contracts - 0.0%									$97,404

Interest Rate Swap Contracts
						Unrealized
	Pay/Receive			Termination	Notional	Appreciation/
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Date	Value	(Depreciation)
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	1.185%	Dec 05 2017	$30,000,000	$(248,586)
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	1.937%	Jan 27 2025	5,000,000	7,324
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	2.101%	Jan 08 2025	5,000,000	(64,833)
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	2.363%	Oct 16 2024	5,000,000	(182,735)
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	2.239%	Dec 17 2024	2,000,000	(50,250)

Total Interest Rate Swap Contracts - (0.2)%						$(539,080)

(a) Markit CDX North American High Yield Index
(b) Markit CMBX North American BB Rated Index Tranche

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE - LONG/SHORT DEBT
REVERSE REPURCHASE AGREEMENTS
September 30, 2015 (Unaudited)

	Principal
	Amount	Value
REVERSE REPURCHASE AGREEMENTS - 5.3%
Credit Suisse Securities U.S.A., LLC (Dated 09/10/2015), due 10/09/2015, 1.953%	$9,992,000	$9,992,000
Credit Suisse Securities U.S.A., LLC (Dated 09/10/2015), due 10/09/2015, 2.053%	4,392,000	4,392,000
Societe Generale (Dated 09/21/2015), due 10/21/2015, 1.796%	8,218,000	8,218,000
Societe Generale (Dated 09/02/2015), due 10/02/2015, 1.803%	3,450,000	3,450,000

Total Reverse Repurchase Agreements (Proceeds $26,052,000) - 7.7%		$26,052,000

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE - LONG/SHORT DEBT

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2015 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Investments	$375,342
Written Options			Written option contracts, at value	$71,874
Total Equity Contracts		$375,342		$71,874
Interest Rate Contracts:
Futures contracts	Unrealized appreciation on futures contracts *	$399,437	Unrealized depreciation on futures contracts *	$782,242
Swap Contracts	Unrealized appreciation on swap contracts **	7,324	Unrealized depreciation on swap contracts **	546,404
Credit Contracts:
Swap Contracts	Swap payments paid & unrealized appreciation on swap contracts ***	1,588,025	Swap payments received & unrealized depreciation on swap contracts ***	3,580,282
Total Derivatives		$2,370,128		$4,980,802

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule. Cumulative net appreciation/depreciation is presented on the Statement of Assets and Liabilities.

** Includes cumulative appreciation/depreciation on interest rate swap contracts as reported in the Swap Contracts schedule.
*** Includes both the unrealized gain/loss and the upfront payments paid or received on credit default swap contracts. As reported in the Swap Contracts schedule.

The average quarterly market value of purchased and written options during the trailing four quarters ended September 30, 2015 were as follows:

Purchased options	$587,129
Written options	$209,961

The average quarterly notional amount of futures contracts during the trailing four quarters ended September 30, 2015 were as follows:

Long Futures Contracts
Interest Rate Contracts	$37,648,509

Short Futures Contracts
Interest Rate Contracts	$80,225,049

The average quarterly notional amount of swaps and forward contracts during the trailing four quarters ended September 30, 2015 were as follows:

Swaps	$165,304,652
Forward Contracts	$35,360,349

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE - LONG/SHORT DEBT

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 (Unaudited):

Description	Level 1		Level 2		Level 3		Total
Common Stocks	$11,452,295	(1)	$340,033	(2)	$1,228,801	(3)	$13,021,129
Convertible Preferred Stocks	1,159,093		-		-		1,159,093
Preferred Stocks	-		-		117,029		117,029
Asset Backed Securities	-		5,820,219		-		5,820,219
Mortgage Backed Securities	-		96,064,962		-		96,064,962
Convertible Bonds	-		12,727,930		-		12,727,930
Corporate Bonds	-		123,362,858		49,700		123,412,558
U.S. Government Treasury Bills	-		1,278,690		-		1,278,690
Bank Loans	-		68,938,904		3,978,282		72,917,186
Closed-End Funds	479,893		-		-		479,893
Exchange Traded Funds	188,782		-		-		188,782
Other Securities	-		-		-		-
Warrants	-		42,651		-		42,651
Purchased Options	375,342		-		-		375,342
Money Market Funds	44,653,625		-		-		44,653,625
Total Investments in Long Securities	$58,309,030		$308,576,247		$5,373,812		$372,259,089

Securities Sold Short:
Common Stocks	$13,748,905	(1)	$119,305	(2)	$-		$13,868,210
Convertible Bonds	-		471,656		-		471,656
Corporate Bonds	-		16,804,656		-		16,804,656
Exchange Traded Funds	5,267,106		-		-		5,267,106
U.S. Government Notes/Bonds	-		7,267,421		-		7,267,421
Total Securities Sold Short	$19,016,011		$24,663,038		$-		$43,679,049

Written Options	$-		$71,874		$-		$71,874

Other Financial Instruments*
Futures Contracts Purchased	$399,437		$-		$-		$399,437
Short Futures Contracts	782,242		-		-		782,242
Credit Default Swap Buy Contracts	-		11,581		-		11,581
Credit Default Swap Sell Contracts	-		85,823		-		85,823
Interest Rate Swap Contracts	-		539,080		-		539,080
Reverse Repurchase Agreements	-		26,052,000		-		26,052,000
Total Other Financial Instruments	$1,181,679		$26,688,484		$-		$27,870,163

(1) Please refer to the Schedule of Investments for additional information regarding the composition of the common stocks in Level 1.
(2) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Long Securities
Auto Components	72,048
Beverages	267,985
$340,033

(3) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Building Products	-
Food Products	-
Transportation Infrastructure	1,228,801
$1,228,801

* Includes cumulative appreciation (depreciation) on Other Financial Instruments as reported in their respective Schedules.

There were no transfers between Levels 1 and 2.

Transfers between levels are recognized at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at value
Balance as of December 31, 2014	$4,345,825
Accrued discounts/premiums	-
Realized gain (loss)	(943,848)
Change in unrealized net depreciation	(569,174)
Purchases	-
(Sales)	(617,091)
Transfer in/(out) of Level 3	3,158,100
Balance as of September 30, 2015	$5,373,812

Change in unrealized appreciation/depreciation during the period for level 3 investments held at September 30, 2015	$(675,651)

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE - LONG/SHORT DEBT

The following provides information regarding the valuation techniques, inputs used, and other information related to the fair value of Level 3 investments as of September 30, 2015 (Unaudited).

Type of Security	Fair Value at 9/30/2015	Valuation Techniques	Unobservable Input	Range	Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$1,228,801	Market comparable companies	EBITDA multiple	5.83x	5.83x	Increase
			Revenue multiple	0.62x	0.62x	Increase
			Discount for lack of marketability	25%	25%	Decrease

Preferred Stocks	117,029	Valuation based on financial information from company	Private company financial information	N/A	N/A	Increase
			Discount for lack of marketability	75%	75%	Decrease

Mortgage Backed Securities	-	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Corporate Bonds	49,700	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Bank Loans	3,978,282	Consensus pricing	Third party & broker quoted inputs	N/A	N/A	Increase

Other Securities	-	Consensus pricing	Inputs used by third party valuation firm	N/A	N/A	Increase

The significant unobservable inputs used in the fair value measurement of the Portfolio’s rights are the likelihood that cash flows or shares will be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Portfolio’s common and preferred stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Advisor and the Portfolio’s third party administrator, which report to the Valuation Committee. For third-party information, the Advisor monitors and reviews the methodologies of the various pricing services employed by the Trust. The Advisor develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these financial statements.

In connection with transactions in reverse repurchase agreements, the Portfolio’s custodian maintains a segregated account containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s obligation to repurchase the securities, and the Portfolio’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Portfolio would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

Reverse Repurchase Agreements
Collateralized by	Maturity	Value
Mortgage Backed Securities	Up to 30 Days	$26,052,000

Underlying Funds Trust
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

1. Security Valuation

Investments in the Long/Short Equity, Managed Futures Strategies and Relative Value – Long/Short Debt Portfolios (individually a “Portfolio,” and collectively the “Portfolios”) of the Underlying Funds Trust (“UFT”) are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day's price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees. The financial statements may include adjustments made subsequent to September 30, 2015 related to subsequent valuation information obtained. There were no such adjustments made to the value of investments as of September 30, 2015.

Various inputs are used in determining the value of the Portfolios' investments. A summary of the inputs used to value the Portfolio's net assets as of September 30, 2015 is located in a table following each Portfolio's Schedule of Investments in these financial statements. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of September 30, 2015, Long/Short Equity, Managed Futures Strategies, and Relative Value – Long/Short Debt Portfolios had securities with market values of $28,578,583, $0, and $267,985, that represents 11.4%, 0.0%, and 0.1% of each Portfolio’s net assets, respectively, that were fair valued using these valuation adjustments.

Underlying Funds Trust
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

Security Transactions, Investment Income and Realized Gain and Loss -- Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. Capital gain distributions received are recorded as capital gains.

Repurchase Agreements -- The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral; securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Reverse Repurchase Agreements — The Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the Advisor or otherwise cover its obligations under reverse repurchase agreements.

Foreign Currency Translations and Transactions -- The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating a Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities -- The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Underlying Funds Trust
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

Warrants -- The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios' entire investment therein).

Short Sales -- The Portfolios may engage in short sale transactions. Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. This typically is done for economic hedging purposes to protect the Portfolios under circumstances when the stock price of a portfolio holding is deteriorating. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, subsequently is marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that could differ from the amount reflected in the Statements of Assets and Liabilities. The Portfolios are liable for any dividends or interest payable on securities while those securities are in a short position. Dividends received on short positions are categorized as dividend expense in the Statement of Operations. As collateral for its short positions, the Portfolios are required to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. A Portfolio will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security sold short declines in price between those dates. The potential loss of investing in a short position is unlimited.

Restricted Securities – The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments of the UFT.

To Be Announced (“TBA”) Transactions – The Portfolios may purchase securities on a forward commitment or on a 'To Be Announced" basis. The Portfolios record TBA transactions on the trade date and segregate with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. During the nine months ended September 30, 2015, the Portfolios did not engage in any TBA transactions.

Bank Loans – The Portfolios may purchase senior secured floating rate loans or senior secured floating rate debt securities (collectively "Bank Loans"). Bank Loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in Bank Loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of a Portfolio's investments and a potential decrease in the NAV of the Portfolio. Some of the Bank Loans in which the Portfolios will invest may be secured by specific collateral, however there can be no assurance that such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Portfolio's access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Bank Loan.

Underlying Funds Trust
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

There is no organized exchange on which Bank Loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of Bank Loans than for securities with a more developed secondary market and the Portfolios may not realize full value in the event of the need to sell a Bank Loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods. Some Bank Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Bank Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Portfolios, such as invalidation of the Bank Loans or causing interest previously paid to be refunded to the borrower. Investments in Bank Loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Bank Loans for investment by the Portfolios may be adversely affected. Many Bank Loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most Bank Loans than is the case for many other types of securities. Although a Bank Loan may be senior to equity and other debt securities in a borrower's capital structure, such obligations may be structurally subordinated to obligations of the borrower's subsidiaries.

Consolidation of Subsidiary – The financial statements of Managed Futures Strategies include the accounts of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Managed Futures may invest up to 25% of its total assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Managed Futures' investment objectives and policies.

The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation ("CFC") not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary's net income and capital gains, if any, will be included each year in Managed Futures' investment company taxable income.

2. Derivative Transactions

The Portfolios utilized derivative instruments during the nine months ended September 30, 2015. The Portfolios' use of derivatives included credit defaults swaps, interest rate swaps, total return swaps, futures, options, and currency forward contracts. The Portfolios utilize derivatives for risk management, hedging activities, risk-taking, and speculative purposes.

Long/Short Equity — The Long/Short Equity Portfolio uses options to implement its strategy of achieving returns moderately correlated to equity markets with a lower level of volatility. The Portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the Portfolio uses written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

Managed Futures Strategies — As of March 26, 2014, the Managed Futures Portfolio uses total return swaps, instead of investing directly in a portfolio consisting of futures contracts, to achieve its investment objective of positive returns in rising and falling equity markets with lower levels of volatility.

Underlying Funds Trust
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

Relative Value – Long/Short Debt – The Relative Value — Long/Short Debt Portfolio uses credit default swaps, interest rate swaps, futures, options, and currency forward contracts to implement its strategy of achieving total return through current income, capital preservation, and capital appreciation. The credit default swaps are used as a more effective, and liquid, method to take risk positions, rather than investing in the cash markets. Currency forward contacts were used to hedge against any potential foreign exchange fluctuation when the Portfolio invests in foreign securities. The Portfolio used futures for hedging purposes and to maintain appropriate levels of duration and convexity in the strategies fixed income portfolios. The Portfolio uses long options to take speculative positions, while also writing options to provide an additional source of revenue to the Portfolio.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account. The success of derivatives strategies will also be affected by the Advisor's or Sub-Advisor's ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The following are descriptions of each type of derivative used during the period in the Portfolios:

Credit Default Swaps

A credit default swap (CDS) is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS "fee" or "spread") to the seller and, in exchange, receives a payoff if the loan defaults.

Credit default swaps have two primary risks: counterparty risk and liquidity risk. Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation. Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

Total Return Swaps

A total return swap agreement (TRS) is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment.

Similar to CDS, total return swaps involve counterparty and liquidity risk.

Interest Rate Swaps
An interest rate swap is a financial contract between two parties, where one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act Title VII ("Dodd-Frank"), certain swap instruments are required to be centrally cleared. Currently, the Portfolios centrally clear Interest Rate Swaps and certain CDS. Through central clearing, counterparty and liquidity risk are mitigated through the use of swap execution facilities and registered swap clearinghouses.

Underlying Funds Trust
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

Futures

A futures contract is a standardized contract between two parties to buy or sell a specified asset of standardized quantity and quality for a price agreed upon today (the futures price or strike price) with delivery and payment occurring at a specified future date, the delivery date. The contracts are bought and sold on a futures exchange, which acts as an intermediary between the two parties. In many cases, the underlying asset to a futures contract may be any financial instrument (also including currency, bonds, and stocks); they can be also based on intangible assets or referenced items, such as stock indexes and interest rates.

Futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk. In addition, unlike option contracts, where the buyer of the option can lose no more than the cost of the premium, both the buyer and the seller of a futures contract face potentially unlimited losses. The futures contract is a legally binding agreement to buy or sell the underlying index at the agreed price, no matter what the level of the index is at maturity of the contract.

Futures have minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse serves as the counterparty to all exchange traded futures, thereby guaranteeing the buyer or seller against default by the counterparty.

Options

Call options give the owner the option to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the Portfolios, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the Portfolios since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

3. Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2014 were as follows*:

			Relative
			Value --
	Long/Short	Managed	Long/Short
	Equity	Futures	Debt
Cost of Investments	$345,639,041	$34,838,543	$733,425,677
Gross tax unrealized appreciation	36,987,107	253,565	15,870,803
Gross tax unrealized depreciation	(19,920,539)	(96,342)	(52,673,528)
Net tax unrealized appreciation
(depreciation)	$17,066,568	$157,223	$(36,802,725)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Portfolios’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the UFT’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Underlying Funds Trust

By     /s/ David B. Perkins
                David B. Perkins, Chief Executive Officer

Date    November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ David B. Perkins
                David B. Perkins, Chief Executive Officer

Date    November 20, 2015

By    /s/ Lance Baker
               Lance Baker, Chief Financial Officer and Treasurer

Date    November 20, 2015